Schedule of Investments (unaudited)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(b)	USD	429	$ 428,354
522 Funding CLO Ltd.
Series 2018-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.93%, 10/20/31(a)(c)		500	500,677
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.99%, 04/15/35(a)(c)		430	430,734
Series 2020-6A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.76%, 10/23/34(a)(c)(d)		1,600	1,602,496
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, (3-mo. CME Term SOFR + 2.00%), 6.62%, 04/20/36(a)(c)		1,370	1,376,381
ABFC Trust, Series 2007-WMC1, Class A2B, (1-mo. CME Term SOFR + 1.11%), 5.45%, 06/25/37(c)		2,640	2,136,549
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 5.08%, 05/25/36(c)		1,538	1,510,401
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 5.14%, 08/25/35(c)		350	280,152
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(a)		1,973	1,987,391
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.04%, 07/20/34(a)(c)		4,000	4,008,744
AGL CLO 13 Ltd.
Series 2021-13A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.04%, 10/20/34(a)(c)		450	450,798
Series 2021-13A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 10/20/34(a)(c)		250	251,390
AGL CLO 14 Ltd., Series 2021-14A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.53%, 12/02/34(a)(c)		1,050	1,048,444
AGL CLO 23 Ltd., Series 2022-23A, Class A, (3-mo. CME Term SOFR + 2.20%), 6.82%, 01/20/36(a)(c)		3,210	3,221,966
AGL CLO 3 Ltd.
Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.22%, 01/15/33(a)(c)		250	250,134
Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.22%, 01/15/33(a)(c)		1,250	1,256,848
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 6.65%, 07/21/37(a)(c)		1,020	1,022,974
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.08%, 07/20/37(a)(c)		3,770	3,784,927
AGL Core CLO 27 Ltd., Series 2023-27A, Class A, (3-mo. CME Term SOFR + 1.73%), 6.35%, 10/21/36(a)(c)		4,000	4,022,640
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.15%, 10/20/37(a)(c)		4,350	4,380,499
AIMCO CLO, Series 2017-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.93%, 04/20/34(a)(c)		2,770	2,774,394
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 6.30%, 07/17/37(a)(c)		2,180	2,189,025
Security		Par (000)	Value
Asset-Backed Securities (continued)
AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.82%, 01/17/32(a)(c)	USD	6,556	$ 6,567,924
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		6,681	6,481,286
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		1,283	1,282,610
Series 2021-G, Class C, 0.00%, 06/25/61(a)(e)		2,301	2,194,878
Series 2023-B, Class A, 4.25%, 10/25/62(a)(b)		6,926	6,733,232
Series 2023-B, Class B, 4.25%, 10/25/62(a)(b)		881	836,915
Series 2023-B, Class C, 0.00%, 10/25/62(a)(e)		2,011	1,012,045
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(e)		312	281,438
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.04%, 01/17/31(a)(c)		298	298,066
AMMC CLO 18 Ltd., Series 2016-18A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.88%, 05/26/31(a)(c)		879	881,751
AMMC CLO XII Ltd., Series 2013-12A, Class AR2, (3-mo. CME Term SOFR + 1.21%), 5.73%, 11/10/30(a)(c)		108	108,243
AMSR Trust
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		4,000	3,895,095
Series 2020-SFR4, Class G2, 4.87%, 11/17/37(a)		2,537	2,508,432
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)		2,872	2,588,951
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,556,760
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.08%, 01/19/35(a)(c)		380	380,145
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.22%, 07/20/37(a)(c)		4,430	4,475,404
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 6.73%, 04/22/34(a)(c)		3,720	3,749,728
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 6.67%, 04/28/37(a)(c)		800	806,486
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 7.07%, 04/28/37(a)(c)		1,625	1,637,678
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 6.08%, 10/27/34(a)(c)		6,670	6,672,037
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 6.68%, 10/27/34(a)(c)		1,000	1,004,914
Series 2016-8A, Class CR2, (3-mo. CME Term SOFR + 2.66%), 7.28%, 10/27/34(a)(c)		1,000	1,002,502
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 5.89%, 04/20/31(a)(c)		440	440,886
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.70%, 01/22/38(a)(c)		1,350	1,350,000
Apidos CLO XX, Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/16/31(a)(c)		304	304,771
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 6.23%, 10/20/30(a)(c)		340	341,176

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXV
Series 2016-25A, Class A1R3, (3-mo. CME Term SOFR + 1.14%), 5.47%, 01/20/37(a)(c)	USD	10,720	$ 10,720,000
Series 2016-25A, Class BR3, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/37(a)(c)		4,500	4,500,000
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 5.72%, 01/20/33(a)(c)		590	590,879
Apidos CLO XXXIII, Series 2020-33A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.05%, 10/24/34(a)(c)		1,000	1,001,726
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.03%, 01/20/35(a)(c)		1,450	1,452,444
Apidos CLO XXXIX, Series 2022-39A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/21/35(a)(c)		5,000	5,008,890
Apidos CLO XXXVI
Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.48%, 07/20/34(a)(c)		740	743,974
Series 2021-36A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.78%, 07/20/34(a)(c)		250	251,444
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.02%, 10/22/34(a)(c)		1,780	1,782,671
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		158	144,654
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 6.05%, 01/15/37(a)(c)		118	118,340
Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 1.85%), 6.25%, 05/15/37(a)(c)		0	—
Ares L CLO Ltd., Series 2018-50A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.52%, 01/15/32(a)(c)		1,000	1,002,937
Ares LII CLO Ltd., Series 2019-52A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.94%, 04/22/31(a)(c)		1,589	1,591,958
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.92%, 04/25/34(a)(c)		250	250,370
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3-mo. CME Term SOFR + 1.75%), 6.41%, 10/15/36(a)(c)		1,160	1,168,099
Ares LVI CLO Ltd.
Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 01/25/38(a)(c)(f)		2,130	2,130,000
Series 2020-56A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.05%, 10/25/34(a)(c)		2,130	2,133,791
Series 2020-56A, Class ER, (3-mo. CME Term SOFR + 6.76%), 11.39%, 10/25/34(a)(c)		250	251,989
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.37%, 04/15/34(a)(c)		2,500	2,505,128
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 6.46%, 07/20/30(a)(c)		680	681,929
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.08%), 5.74%, 10/15/30(a)(c)		481	480,751
Security		Par (000)	Value
Asset-Backed Securities (continued)
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.93%, 05/25/35(c)	USD	38	$ 29,763
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.75%, 07/25/36(c)		2,097	551,724
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 5.03%, 03/25/36(c)		547	294,534
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		68	67,607
Asset-Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1-mo. CME Term SOFR + 1.22%), 5.56%, 07/25/35(c)		914	800,483
Assurant CLO I Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.58%, 10/20/34(a)(c)		1,400	1,406,854
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/31(a)(c)		161	161,624
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.08%), 5.70%, 07/19/31(a)(c)		830	829,931
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 6.17%, 07/19/31(a)(c)		250	249,901
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.76%, 10/20/34(a)(c)		350	350,171
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.95%, 04/18/35(a)(c)		1,200	1,201,831
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.18%, 07/15/37(a)(c)		5,090	5,122,245
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 6.48%, 04/20/31(a)(c)		250	250,854
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.98%, 04/15/34(a)(c)		4,600	4,606,179
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 01/15/38(a)(c)(f)		4,600	4,600,000
Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 9.33%, 01/25/36(a)(c)		250	251,475
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		5,740	789,328
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,940	1,925,112
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. CME Term SOFR + 1.45%), 6.07%, 10/20/30(a)(c)		384	383,735
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.28%, 01/20/31(a)(c)		250	250,493
Series 2018-2A, Class B1AR, (3-mo. CME Term SOFR + 1.65%), 6.89%, 07/15/36(a)(c)		2,560	2,566,250
Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.07%, 10/15/36(a)(c)		2,280	2,280,000
Battalion CLO 18 Ltd.
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.12%, 10/15/36(a)(c)		500	500,864
Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.67%, 10/15/36(a)(c)		1,000	996,038

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.96%, 07/18/30(a)(c)	USD	523	$ 523,737
Battalion CLO XII Ltd., Series 2018-12A, Class B2R, (3-mo. CME Term SOFR + 2.34%), 6.83%, 05/17/31(a)(c)		250	250,019
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.10%, 07/15/34(a)(c)		3,000	3,002,432
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. CME Term SOFR + 2.59%), 6.93%, 02/28/41(c)		5,459	5,448,080
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.46%, 02/28/40(a)(c)		3,023	2,790,700
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.46%, 12/28/40(a)(c)		947	946,138
Series 2005-E, Class A2A, (1-mo. CME Term SOFR + 1.04%), 5.39%, 12/28/40(a)(c)		776	746,088
BDS Ltd.
Series 2021-FL7, Class A, (1-mo. CME Term SOFR + 1.18%), 5.56%, 06/16/36(a)(c)		630	629,896
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.17%, 03/19/39(a)(c)		1,231	1,231,671
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.94%, 09/19/39(a)(c)		1,946	1,950,155
Bean Creek CLO Ltd., Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.33%, 04/20/31(a)(c)		450	450,140
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. CME Term SOFR + 2.06%), 6.40%, 08/25/35(c)		3,395	3,250,545
Series 2006-EC1, Class M4, (1-mo. CME Term SOFR + 1.06%), 4.80%, 12/25/35(c)		1,428	1,366,013
Series 2006-HE5, Class M2, (1-mo. CME Term SOFR + 0.59%), 4.93%, 06/25/36(c)		2,146	2,069,078
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.79%, 09/25/36(c)		84	80,805
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.77%, 03/25/37(c)		791	711,460
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.73%, 03/25/37(c)		29	27,818
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 4.80%, 04/25/37(c)		365	338,694
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3-mo. CME Term SOFR + 1.45%), 6.07%, 07/20/34(a)(c)		1,460	1,460,416
Series 2015-6BR, Class B, (3-mo. CME Term SOFR + 2.06%), 6.68%, 07/20/34(a)(c)		250	251,525
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 6.15%, 07/20/37(a)(c)		2,366	2,387,488
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.98%, 01/20/31(a)(c)		836	836,038
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2AR, (3-mo. CME Term SOFR + 1.81%), 6.43%, 04/20/34(a)(c)		500	500,524
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 6.94%, 10/15/37(a)(c)		1,700	1,705,862
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XIX Ltd.
Series 2019-19A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.84%, 01/15/33(a)(c)	USD	1,000	$ 1,002,953
Series 2019-19A, Class BR, (3-mo. CME Term SOFR + 1.60%), 6.26%, 01/15/33(a)(c)		250	250,322
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/17/38(a)(c)		830	830,000
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.09%, 07/15/34(a)(c)		1,360	1,360,350
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.09%, 10/15/34(a)(c)		250	250,470
Benefit Street Partners CLO XXIV Ltd.
Series 2021-24A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.05%, 10/20/34(a)(c)		1,000	1,002,184
Series 2021-24A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.23%, 10/20/34(a)(c)		500	502,892
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.62%, 01/15/35(a)(c)		250	251,238
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.00%, 07/20/37(a)(c)		1,920	1,924,627
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.99%, 10/20/37(a)(c)		7,630	7,650,200
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.70%, 01/25/38(a)(c)		3,470	3,469,536
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.62%, 01/25/38(a)(c)		3,160	3,160,000
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.93%, 04/30/31(a)(c)		146	146,443
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		68	66,408
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,531,276
Series 2022-C, Class B, 5.93%, 10/17/35(a)		880	883,185
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.95%, 01/22/38(a)(c)		3,400	3,406,002
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 6.02%, 10/19/37(a)(c)		630	632,196
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class B1, (3-mo. CME Term SOFR + 2.06%), 6.68%, 01/19/35(a)(c)		730	733,382
Series 2021-3A, Class B2, (3-mo. CME Term SOFR + 2.06%), 6.68%, 01/19/35(a)(c)		1,000	1,004,632
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.07%, 10/22/30(a)(c)		595	595,349
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.49%, 10/22/30(a)(c)		1,250	1,248,166
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.88%, 04/20/31(a)(c)		1,205	1,205,977
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.72%, 11/15/30(a)(c)		7,918	7,921,866

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
Series 2016-3A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 6.22%, 11/15/30(a)(c)	USD	1,000	$ 1,003,146
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.49%, 08/15/31(a)(c)		1,320	1,323,385
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.82%, 10/25/30(a)(c)		1,567	1,568,973
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.48%, 10/25/30(a)(c)		6,350	6,356,784
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.64%, 07/25/34(a)(c)		420	421,707
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.18%, 04/15/34(a)(c)		650	650,336
BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.03%, 04/19/34(a)(c)		250	250,451
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.88%, 10/20/30(a)(c)		2,854	2,855,699
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.64%), 6.29%, 01/15/30(a)(c)		550	549,235
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 6.78%, 01/16/37(a)(c)		578	581,340
BRAVO Residential Funding Trust, Series 2024-CES2, Class A1A, 5.55%, 09/25/54(a)(b)		1,593	1,591,465
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		2,027	2,050,294
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 6.11%, 07/20/34(a)(c)		250	250,374
Bristol Park CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.91%, 04/15/29(a)(c)		2,411	2,413,689
Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.37%, 04/15/29(a)(c)		350	350,351
Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 7.87%, 04/15/29(a)(c)		250	250,938
Bryant Park Funding Ltd., Series 2024-25A, Class C, (3-mo. CME Term SOFR + 1.95%), 6.27%, 01/18/38(a)(c)		500	500,000
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.63%, 07/18/34(a)(c)		4,050	4,070,389
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.99%, 07/15/31(a)(c)		814	815,099
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.99%, 07/15/31(a)(c)		374	374,793
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.61%, 10/15/37(a)(c)		250	253,124
Carbone CLO Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.02%, 01/20/31(a)(c)		448	448,749
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 5.88%, 04/30/31(a)(c)		1,142	1,144,491
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 5.88%, 04/17/31(a)(c)	USD	1,900	$ 1,902,422
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.84%, 05/15/31(a)(c)		1,215	1,217,585
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 5.93%, 07/27/31(a)(c)		337	337,526
Series 2014-3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 6.18%, 07/27/31(a)(c)		1,000	1,010,375
Series 2014-5A, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.06%, 07/15/31(a)(c)		829	829,300
Series 2014-5A, Class A2RR, (3-mo. CME Term SOFR + 1.71%), 6.37%, 07/15/31(a)(c)		590	593,060
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 5.86%, 07/20/31(a)(c)		307	307,547
Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.22%), 5.84%, 07/20/32(a)(c)		784	784,494
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.54%, 10/21/37(a)(c)		4,610	4,624,593
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.92%, 10/21/37(a)(c)		2,810	2,832,536
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 5.96%, 04/20/31(a)(c)		307	307,757
Series 2021-7A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.08%, 10/15/35(a)(c)		1,000	1,001,698
Series 2021-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(c)		3,000	3,003,069
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. CME Term SOFR + 0.36%), 4.70%, 10/25/36(c)		1,306	1,035,159
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 4.61%, 10/25/36(c)		20	19,385
Series 2007-FRE1, Class A3, (1-mo. CME Term SOFR + 0.37%), 4.71%, 02/25/37(c)		3,869	3,616,622
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.38%, 04/20/32(a)(c)		1,230	1,232,371
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.17%, 10/15/34(a)(c)		1,000	1,013,775
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.67%, 10/15/34(a)(c)		1,250	1,257,111
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.26%, 10/22/37(a)(c)		770	775,382
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		4,498	4,209,588
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.03%, 07/17/34(a)(c)		3,390	3,395,532
CBAM Ltd.
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.31%, 04/17/31(a)(c)		540	540,097
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.02%, 01/15/31(a)(c)		1,000	1,000,867
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.48%, 07/20/31(a)(c)		500	500,821
Series 2019-10A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.00%, 04/20/32(a)(c)		4,996	5,003,155
Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.44%), 6.06%, 07/20/34(a)(c)		810	811,481

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
C-BASS Trust, Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.91%, 11/25/36(c)	USD	175	$ 77,643
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 5.96%, 04/20/34(a)(c)		750	751,861
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 6.23%, 04/20/34(a)(c)		500	500,253
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/17/31(a)(c)		1,468	1,469,867
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 5.93%, 04/20/34(a)(c)		500	500,811
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.70%, 01/20/31(a)(c)		229	229,663
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.06%, 10/17/34(a)(c)		2,750	2,755,102
Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.56%, 10/17/34(a)(c)		2,500	2,511,997
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 5.57%, 05/29/32(a)(c)		985	986,916
Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 5.57%, 05/29/32(a)(c)		250	250,008
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.35%, 10/15/37(a)(c)		1,480	1,487,091
Cedar Funding XIX CLO Ltd., Series 2024-19A, Class A1, (3-mo. CME Term SOFR + 1.33%), 01/23/38(a)(c)(f)		810	810,000
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.66%, 07/16/30(a)(c)		250	250,898
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 5.89%, 10/18/30(a)(c)		1,297	1,298,462
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 6.39%, 10/18/30(a)(c)		250	250,417
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.29%, 01/18/31(a)(c)		2,100	2,105,487
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.09%, 10/22/31(a)(c)		3,881	3,886,362
Series 2014-4RA, Class A1AR, (3-mo. CME Term SOFR + 1.43%), 6.08%, 01/17/35(a)(c)		1,000	1,001,698
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.00%, 01/22/31(a)(c)		891	892,313
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.95%, 04/20/34(a)(c)		1,140	1,141,897
Series 2016-1A, Class D1RR, (3-mo. CME Term SOFR + 3.16%), 8.44%, 10/21/31(a)(c)		450	452,597
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.06%, 07/17/37(a)(c)		1,080	1,083,414
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.79%, 01/18/38(a)(c)		1,390	1,394,171
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.17%, 01/18/38(a)(c)		1,630	1,634,272
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 6.02%, 10/20/37(a)(c)		640	642,242
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.40%, 10/20/37(a)(c)		1,500	1,506,578
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2018-3A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.99%, 07/18/31(a)(c)	USD	846	$ 847,430
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.49%, 07/18/31(a)(c)		256	256,676
Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 1.96%), 6.61%, 10/17/31(a)(c)		250	250,542
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.98%, 10/20/37(a)(c)		4,297	4,310,388
Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.32%, 10/20/37(a)(c)		250	250,597
Series 2019-1A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 6.62%, 10/20/37(a)(c)		250	251,251
Series 2019-3A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 6.56%, 10/16/34(a)(c)		370	372,379
Series 2019-3A, Class CR2, (3-mo. CME Term SOFR + 1.80%), 01/16/38(a)(c)(f)		1,550	1,550,000
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 6.06%, 01/15/35(a)(c)		2,250	2,253,707
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.10%, 07/16/37(a)(c)		4,080	4,095,307
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.01%, 10/20/34(a)(c)		7,680	7,693,325
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.53%, 10/20/34(a)(c)		970	975,551
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.73%, 01/15/40(a)(c)		500	500,124
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.05%, 07/25/37(a)(c)		250	250,843
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.38%, 07/25/37(a)(c)		690	695,887
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.62%, 07/15/36(a)(c)		510	512,945
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.53%, 07/23/37(a)(c)		4,210	4,220,991
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 6.82%, 07/23/37(a)(c)		2,500	2,511,247
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 7.07%, 07/23/37(a)(c)		1,000	1,003,790
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.06%, 07/15/34(a)(c)		1,700	1,702,807
Series 2021-5A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 01/15/38(a)(c)(f)		5,520	5,520,000
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.06%, 10/15/34(a)(c)		580	580,949
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(c)		550	552,448
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.22%, 01/20/37(a)(c)		1,700	1,708,045
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 6.20%, 10/25/37(a)(c)		2,144	2,056,758
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 1.86%), 6.20%, 10/25/37(a)(c)		293	272,201
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 4.65%, 05/25/37(c)		900	582,602
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.72%, 05/25/37(c)		419	271,224
Series 2007-WFH2, Class M3, (1-mo. CME Term SOFR + 0.82%), 5.16%, 03/25/37(c)		5,000	4,729,351

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Citigroup Mortgage Loan Trust
Series 2007-WFH4, Class M3A, (1-mo. CME Term SOFR + 3.86%), 8.20%, 07/25/37(c)	USD	1,000	$ 954,919
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.08%, 10/20/30(a)(c)		21	21,267
Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 7.83%, 10/20/30(a)(c)		330	331,893
Series 2015-1A, Class ER, (3-mo. CME Term SOFR + 6.56%), 11.18%, 10/20/30(a)(c)		1,000	1,003,965
Clover CLO LLC
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.99%, 04/22/34(a)(c)		7,900	7,919,054
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 01/25/35(a)(c)(f)		3,630	3,630,000
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		439	391,815
Series 2021-B, Class C, 2.72%, 06/25/52(a)		1,872	1,689,717
Series 2021-B, Class D, 3.78%, 06/25/52(a)		343	309,391
Series 2021-C, Class B, 2.72%, 07/26/55(a)		310	276,336
Series 2021-C, Class C, 3.06%, 07/26/55(a)		3,102	2,812,645
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 6.32%, 06/25/54(a)(c)		6,101	6,222,761
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,244	2,198,596
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(c)		24	23,553
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		538	515,790
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		2,165	328,743
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		2,157	332,231
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.31%, 04/17/30(a)(c)		250	250,538
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.53%, 04/25/36(c)		1,253	1,082,043
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.89%, 02/25/37(c)		822	752,776
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.80%, 05/25/47(c)		462	393,099
Series 2006-26, Class M1, (1-mo. CME Term SOFR + 0.36%), 4.70%, 06/25/37(c)		4,217	3,625,787
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.95%, 06/25/47(a)(c)		960	743,896
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.78%, 03/15/34(c)		8	8,376
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(b)		213	158,048
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 5.47%, 09/27/66(a)(c)		2,889	2,879,915
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.01%, 12/25/36(b)		15	11,905
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		1,187	1,173,316
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(b)		1,793	1,413,676
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-SL1, Class A3, (1-mo. CME Term SOFR + 0.55%), 4.89%, 09/25/36(a)(c)	USD	5,492	$ 197,732
CreekSource Dunes Creek CLO Ltd.
Series 2024-1X, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/15/38(c)(g)		250	250,000
Series 2024-1X, Class B, (3-mo. CME Term SOFR + 1.75%), 6.08%, 01/15/38(c)(g)		960	960,000
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.58%, 07/20/34(a)(c)		510	511,872
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.69%, 05/15/36(c)		366	359,950
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 4.65%, 01/15/37(c)		124	117,459
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.84%, 10/15/30(a)(c)		4,560	4,564,306
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.11%), 6.77%, 10/15/30(a)(c)		500	500,566
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.03%, 10/15/37(a)(c)		11,025	11,129,704
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.03%, 10/15/37(a)(c)		9,990	10,085,335
Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 6.44%, 10/15/37(a)(c)		500	503,598
Diameter Capital CLO 3 Ltd.
Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.05%, 04/15/37(a)(c)		1,890	1,890,000
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 01/15/38(a)(c)(f)		1,890	1,890,000
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A2, (3-mo. CME Term SOFR + 2.40%), 7.06%, 10/15/36(a)(c)		1,000	1,005,236
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.81%, 08/20/34(a)(c)		3,370	3,370,723
Dryden 119 CLO Ltd., Series 2024-119A, Class C1, (3-mo. CME Term SOFR + 2.35%), 7.01%, 04/15/36(a)(c)		1,000	1,014,186
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.02%, 01/15/31(a)(c)		1,807	1,809,836
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.89%, 04/15/31(a)(c)		1,817	1,819,809
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3, (3-mo. CME Term SOFR + 1.07%), 5.69%, 04/20/34(a)(c)		1,620	1,619,940
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.84%, 07/18/30(a)(c)		711	712,614
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.92%, 07/15/30(a)(c)		532	532,377
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.04%, 01/15/31(a)(c)		1,645	1,645,824

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.77%, 10/19/29(a)(c)	USD	1,812	$ 1,814,167
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.94%, 04/15/31(a)(c)		2,532	2,536,323
Dryden 57 CLO Ltd., Series 2018-57A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.80%, 05/15/31(a)(c)		697	697,567
Dryden 58 CLO Ltd.
Series 2018-58A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.91%, 07/17/31(a)(c)		428	427,805
Series 2018-58A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.41%, 07/17/31(a)(c)		250	250,129
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.97%, 07/15/31(a)(c)		210	209,917
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.86%, 04/18/31(a)(c)		360	360,771
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.49%, 07/18/30(a)(c)		500	501,081
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.90%, 05/20/34(a)(c)		2,000	2,004,109
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 5.78%, 05/20/34(a)(c)		94	93,794
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.82%, 04/15/29(a)(c)		801	801,862
Eaton Vance CLO Ltd., Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 6.41%, 07/15/30(a)(c)		250	251,633
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		477	464,332
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		196	178,958
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	982,372
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		876	868,222
Elmwood CLO 15 Ltd.
Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.97%, 04/22/35(a)(c)		10,590	10,607,951
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 3.67%), 8.30%, 04/22/35(a)(c)		1,625	1,634,474
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.45%, 04/16/36(a)(c)		720	722,807
Elmwood CLO 27 Ltd.
Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/18/37(a)(c)		1,210	1,219,015
Series 2024-3A, Class D, (3-mo. CME Term SOFR + 3.45%), 8.08%, 04/18/37(a)(c)		250	255,013
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 6.14%, 04/20/37(a)(c)		4,000	4,030,279
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/17/37(a)(c)		1,700	1,705,430
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.89%, 10/20/37(a)(c)	USD	1,730	$ 1,733,932
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 6.14%, 04/20/37(a)(c)		250	251,746
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.91%, 10/20/37(a)(c)		4,670	4,692,081
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 6.26%, 10/20/37(a)(c)		900	904,100
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 7.61%, 10/20/37(a)(c)		250	254,898
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 6.33%, 07/18/37(a)(c)		1,080	1,084,641
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.98%, 04/18/37(a)(c)		1,000	1,015,647
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 6.01%, 07/18/37(a)(c)		3,690	3,701,259
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.92%, 10/17/37(a)(c)		1,210	1,213,097
Elmwood CLO VIII Ltd., Series 2021-1A, Class FR, (3-mo. CME Term SOFR + 8.00%), 12.62%, 04/20/37(a)(c)		250	251,278
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.93%, 10/15/37(a)(c)		5,880	5,899,629
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31(a)		1,124	1,116,610
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 5.16%, 11/25/35(c)		1,734	1,704,657
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(c)		9,459	9,460,218
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 6.26%, 07/15/30(a)(c)		250	251,768
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.73%, 12/25/36(c)		449	180,884
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 4.60%, 12/25/36(c)		1,359	1,137,724
FirstKey Homes Trust
Series 2020-SFR1, Class G, 4.78%, 08/17/37(a)		3,650	3,613,356
Series 2021-SFR1, Class F1, 3.24%, 08/17/38(a)		4,464	4,259,405
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	5,103,845
Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)		4,000	3,879,665
Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)		2,990	2,884,099
Series 2022-SFR2, Class E1, 4.50%, 07/17/39(a)		2,681	2,572,160
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		6,928	6,600,370

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 5.86%, 04/17/31(a)(c)	USD	392	$ 392,681
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.83%, 11/16/34(a)(c)		1,150	1,150,118
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 7.75%, 11/16/34(a)(c)		900	906,335
Flatiron CLO 20 Ltd.
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 6.44%, 05/20/36(a)(c)		1,330	1,337,853
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.45%), 7.97%, 05/20/36(a)(c)		1,000	1,006,471
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 6.20%, 10/19/37(a)(c)		2,060	2,062,576
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.32%, 10/19/37(a)(c)		1,200	1,208,945
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/17/37(a)(c)		1,060	1,063,684
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.87%, 10/17/37(a)(c)		860	864,591
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)		1,164	1,090,241
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		706	713,877
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		1,122	1,105,586
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.73%, 02/25/37(c)		1,798	1,316,182
FS Rialto Issuer Ltd.
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.50%, 01/19/39(a)(c)		3,688	3,669,163
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 6.67%, 06/19/37(a)(c)		1,805	1,806,575
Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 7.30%, 10/19/39(a)(c)		2,579	2,583,107
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 6.00%, 10/19/39(a)(c)		4,618	4,606,797
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3-mo. CME Term SOFR + 3.55%), 8.17%, 04/20/37(a)(c)		1,900	1,945,283
Galaxy XV CLO Ltd.
Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 5.89%, 10/15/30(a)(c)		144	144,429
Series 2013-15A, Class CRR, (3-mo. CME Term SOFR + 2.11%), 6.77%, 10/15/30(a)(c)		250	250,323
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.02%, 07/15/31(a)(c)		178	178,124
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.88%, 04/20/31(a)(c)		2,578	2,578,561
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.68%, 11/22/31(a)(c)		784	784,386
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.77%, 05/16/31(a)(c)		799	800,252
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.52%, 07/15/31(a)(c)		510	511,225
Security		Par (000)	Value
Asset-Backed Securities (continued)
Generate CLO 2 Ltd.
Series 2A, Class AR2, (3-mo. CME Term SOFR + 1.41%), 6.04%, 10/22/37(a)(c)	USD	2,020	$ 2,031,042
Series 2A, Class BR2, (3-mo. CME Term SOFR + 1.80%), 6.43%, 10/22/37(a)(c)		1,990	2,001,101
Generate CLO 20 Ltd.
Series 2024-20A, Class A, (3-mo. CME Term SOFR + 1.30%), 01/25/38(a)(c)(f)		3,630	3,630,000
Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 01/25/38(a)(c)(f)		1,930	1,930,000
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.25%, 04/22/37(a)(c)		8,525	8,562,131
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.90%, 04/20/34(a)(c)		250	250,375
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.59%, 10/20/34(a)(c)		7,920	7,919,895
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 8.51%, 10/20/34(a)(c)		1,750	1,757,095
GoldenTree Loan Management U.S. CLO 23 Ltd.
Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.60%, 01/20/39(a)(c)		1,540	1,540,000
Series 2024-23A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/39(a)(c)		2,470	2,470,000
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class AJ, (3-mo. CME Term SOFR + 1.56%), 6.18%, 04/20/30(a)(c)		850	854,247
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.64%, 04/20/34(a)(c)		450	450,077
GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9R, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.97%, 04/20/37(a)(c)		750	762,634
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		2,008	1,928,943
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		790	806,695
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.20%, 01/20/34(a)(c)		1,700	1,701,005
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.89%, 10/20/37(a)(c)		3,050	3,069,081
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 11.58%, 07/20/34(a)(c)		250	252,142
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.08%, 07/20/34(a)(c)		580	580,233
Series 2021-58A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.07%, 01/25/35(a)(c)		1,780	1,783,107
Series 2023-66A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/25/36(a)(c)		290	290,762
Series 2024-71A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.47%, 02/09/37(a)(c)		6,000	6,030,088
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.11%, 10/25/37(a)(c)		790	792,668
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 6.41%, 10/25/37(a)(c)		560	560,845
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 7.64%, 10/25/37(a)(c)		490	498,331
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.35%, 10/20/46(a)		11,598	11,550,655

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)	USD	1,245	$ 983,664
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		881	811,700
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		1,400	1,333,267
Series 2023-3C, Class A, 6.50%, 07/20/55(a)		271	269,287
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 6.88%, 09/01/26(a)(c)		1,459	1,464,911
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 6.61%, 03/01/28(a)(c)		4,053	4,064,260
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		8,426	8,482,838
Series 2024-1, Class B, 5.87%, 06/25/59(a)		764	772,574
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		2,865	2,862,218
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,685	1,679,852
Greenwood Park CLO Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.95%, 04/15/31(a)(c)		234	234,639
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 5.15%, 12/25/35(c)		283	124,517
Series 2006-14, Class A3A, (1-mo. CME Term SOFR + 0.61%), 4.95%, 09/25/36(c)		4,550	1,363,818
Series 2006-18, Class AF3A, 5.77%, 11/25/36(c)		1,343	390,357
Series 2006-4, Class 1A1, 4.16%, 03/25/36(c)		663	443,068
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		24	4,443
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.85%, 01/25/47(c)		9	4,620
Series 2007-HS1, Class M5, (1-mo. CME Term SOFR + 3.49%), 7.83%, 02/25/47(c)		3,566	3,528,406
Series 2007-HS1, Class M7, (1-mo. CME Term SOFR + 3.49%), 7.83%, 02/25/47(c)		3,000	2,738,524
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/15/35(a)(c)		2,420	2,424,150
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.10%, 04/20/34(a)(c)		920	921,013
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1, (3-mo. CME Term SOFR + 2.45%), 7.07%, 10/20/34(a)(c)		1,230	1,231,614
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		1,329	1,301,409
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(e)		1,000	1,014,362
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.05%, 07/25/36(c)		280	261,909
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.59%, 07/25/34(c)		13	12,003
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,763	5,440,826
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 6.01%, 05/20/32(a)(c)		9,241	9,266,147
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.42%, 04/20/35(a)(c)		510	511,011
Security		Par (000)	Value
Asset-Backed Securities (continued)
JPMorgan Mortgage Acquisition Trust
Series 2006-CH1, Class M7, (1-mo. CME Term SOFR + 1.31%), 5.65%, 07/25/36(c)	USD	3,498	$ 3,052,741
Series 2007-CH1, Class MF1, 4.52%, 11/25/36(b)		100	97,963
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 6.17%, 07/20/36(a)(c)		1,800	1,806,686
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. CME Term SOFR + 1.25%), 6.10%, 07/28/42(c)		2,189	2,061,624
Kings Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.01%, 01/21/35(a)(c)		810	812,424
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.32%, 09/15/29(a)(c)		599	598,818
KKR CLO 17 Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.00%, 04/15/34(a)(c)		500	500,701
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/20/34(a)(c)		500	500,503
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.95%, 01/20/31(a)(c)		1,377	1,378,072
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.90%, 04/20/31(a)(c)		77	77,011
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		2,626	2,503,093
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(e)		537	106,113
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		667	592,268
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33(e)		396	381,988
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 4.54%, 06/25/37(a)(c)		73	47,938
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,525	1,392,336
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	4,188,529
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	3,065,543
Series 2023-1A, Class D, 8.69%, 05/20/33(a)		1,310	1,323,315
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		1,205	1,212,444
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		2,447	2,452,107
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		5,550	5,580,482
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		935	909,602
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		1,905	1,846,696
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		2,395	2,335,092
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.15%, 01/17/37(a)(c)		3,411	3,426,232
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		788	640,361
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		3,042	2,335,672
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. CME Term SOFR + 0.47%), 4.81%, 03/25/46(c)		563	444,763
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.75%, 06/25/36(c)		2,974	1,383,492
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.77%, 08/25/36(c)		5,401	2,101,937
Series 2006-7, Class 2A4, (1-mo. CME Term SOFR + 0.59%), 4.93%, 08/25/36(c)		1,246	485,689

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.77%, 10/25/36(c)	USD	1,937	$ 610,610
Series 2006-WL3, Class 2A4, (1-mo. CME Term SOFR + 0.71%), 5.05%, 01/25/36(c)		2,956	2,657,851
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 6.28%, 01/17/30(a)(c)		820	821,223
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		6,614	6,441,465
Madison Park Funding LVII Ltd., Series 2022-57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.90%, 07/27/34(a)(c)		250	250,501
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 6.50%, 07/17/36(a)(c)		1,800	1,809,434
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.68%, 04/25/37(a)(c)		4,230	4,270,316
Madison Park Funding XIV Ltd., Series 2014-14A, Class AR3, (3-mo. CME Term SOFR + 1.20%), 5.83%, 10/22/30(a)(c)		1,132	1,133,224
Madison Park Funding XIX Ltd., Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 6.23%, 01/22/37(a)(c)		330	332,140
Madison Park Funding XL Ltd., Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 5.77%, 05/28/30(a)(c)		1,525	1,527,957
Madison Park Funding XLII Ltd.
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.78%, 11/21/30(a)(c)		367	367,471
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.39%, 11/21/30(a)(c)		1,250	1,251,894
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.69%, 11/21/30(a)(c)		1,610	1,610,451
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(c)		5,200	5,213,135
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.13%, 04/19/33(a)(c)		500	503,000
Madison Park Funding XVIII Ltd.
Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.82%, 10/21/30(a)(c)		3,328	3,326,981
Series 2015-18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.48%, 10/21/30(a)(c)		390	390,751
Madison Park Funding XXI Ltd., Series 2016-21A, Class AARR, (3-mo. CME Term SOFR + 1.34%), 6.00%, 10/15/32(a)(c)		500	500,008
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.52%, 01/15/33(a)(c)		1,500	1,503,751
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.85%, 07/27/31(a)(c)		1,236	1,238,111
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.17%, 10/20/29(a)(c)		740	741,449
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.81%, 10/18/30(a)(c)		702	702,111
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/16/37(a)(c)	USD	2,500	$ 2,510,625
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.43%, 07/23/37(a)(c)		510	512,745
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.95%, 10/15/32(a)(c)		2,290	2,292,887
Madison Park Funding XXXV Ltd., Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.28%, 04/20/32(a)(c)		720	721,281
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.03%, 07/17/34(a)(c)		1,250	1,251,939
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.54%, 01/22/35(a)(c)		750	754,346
Mariner CLO LLC, Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 6.22%, 01/23/37(a)(c)		890	893,280
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		700	666,374
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,511,667
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,657,610
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	3,987,783
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	3,209,212
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		4,126	4,124,327
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		1,969	1,989,030
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		2,800	2,833,291
Series 2024-BA, Class A, 4.91%, 11/20/38(a)		10,404	10,238,231
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. CME Term SOFR + 1.97%), 6.31%, 06/25/35(c)		1,119	1,116,121
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.97%, 06/25/36(a)(c)		223	202,662
Series 2006-WMC2, Class A4, (1-mo. CME Term SOFR + 0.41%), 4.75%, 04/25/36(c)		3,190	660,638
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.39%), 5.01%, 05/25/37(c)		83	69,041
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.97%, 06/25/46(a)(c)		10	9,714
Meacham Park CLO Ltd., Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.60%), 6.39%, 10/20/37(a)(c)		2,270	2,280,399
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(b)		849	796,924
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.93%, 05/25/37(c)		930	629,913
Series 2007-H1, Class 1A2, (1-mo. CME Term SOFR + 3.61%), 7.95%, 10/25/37(c)		2,239	2,076,194
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.84%, 08/25/37(c)		1,760	1,523,422
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.00%, 09/17/37(a)(c)		1,300	1,301,129
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 6.52%, 06/19/37(a)(c)		2,819	2,822,829

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MF1 LLC
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 6.43%, 10/19/38(a)(c)	USD	1,306	$ 1,310,995
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(b)		5,726	5,736,180
MidOcean Credit CLO VIII, Series 2018-8A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.83%, 02/20/31(a)(c)		841	842,689
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, (3-mo. CME Term SOFR + 1.21%), 5.53%, 01/18/36(a)(c)		1,470	1,470,000
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.97%, 04/18/36(a)(c)		12,690	12,703,179
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		950	870,486
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		1,634	1,444,986
Milos CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.95%, 10/20/30(a)(c)		365	365,526
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.43%, 10/20/30(a)(c)		250	250,461
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-NC1, Class A2D, (1-mo. CME Term SOFR + 0.33%), 4.67%, 11/25/36(c)		4,839	2,248,967
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 8.25%, 02/25/47(a)(c)		46	42,742
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(b)		2,304	509,267
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(b)		567	154,458
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.95%, 11/25/36(c)		597	164,361
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		876	816,273
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,326	1,249,108
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		220	192,120
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		1,154	924,143
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		329	248,439
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		3,047	2,214,279
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		777	746,533
Myers Park CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.28%, 10/20/30(a)(c)		540	542,117
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.48%, 10/20/30(a)(c)		760	761,885
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.07%, 04/25/37(c)		380	356,433
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		568	557,279
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		2,014	1,935,950
Series 2020-CA, Class A2B, (1-mo. CME Term SOFR + 1.71%), 6.11%, 11/15/68(a)(c)		2,166	2,183,901
Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,571,169
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 5.76%, 04/15/60(a)(c)		543	542,559
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		603	526,271
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		5,000	4,561,606
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		5,000	4,543,487
Series 2024-A, Class A, 5.66%, 10/15/72(a)		9,733	9,835,667
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)	USD	845	$ 821,058
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. CME Term SOFR + 0.91%), 5.29%, 04/20/62(a)(c)		1,048	1,044,342
Series 2021-A, Class A2, (1-mo. CME Term SOFR + 1.14%), 5.52%, 04/20/62(a)(c)		2,680	2,663,479
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		1,491	1,381,777
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		1,979	1,669,708
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		1,640	1,383,689
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	104,002
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	622,519
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	7,242,873
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		386	331,185
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	6,977,397
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,472,281
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,294,181
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,650,053
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		5,408	4,599,395
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,204,240
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	541,449
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 6.82%, 11/25/53(a)(c)		2,206	2,243,184
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.91%, 01/28/30(a)(c)		313	313,254
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 6.27%, 10/15/29(a)(c)		250	250,539
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.08%, 07/15/34(a)(c)		525	526,152
Series 2015-20A, Class DRR, (3-mo. CME Term SOFR + 3.21%), 7.87%, 07/15/34(a)(c)		1,000	1,005,499
Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 11.42%, 07/15/34(a)(c)		750	754,427
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/31(a)(c)		353	353,401
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.28%, 01/20/32(a)(c)		910	911,749
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.99%, 10/16/33(a)(c)		1,970	1,974,369
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.86%, 01/20/35(a)(c)		890	891,127
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.37%, 01/20/35(a)(c)		1,000	1,002,012
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.97%, 04/16/33(a)(c)		3,739	3,740,196
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/16/35(a)(c)		3,250	3,256,810
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.04%, 07/17/35(a)(c)		1,000	1,002,496
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/14/35(a)(c)		7,840	7,852,759

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.95%, 04/14/35(a)(c)	USD	750	$ 751,101
Neuberger Berman Loan Advisers CLO 54 Ltd., Series 2024-54A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/23/38(a)(c)		970	977,487
Neuberger Berman Loan Advisers CLO 55 Ltd., Series 2024-55A, Class C, (3-mo. CME Term SOFR + 2.35%), 6.98%, 04/22/38(a)(c)		1,000	1,009,996
Neuberger Berman Loan Advisers CLO 60 Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 01/20/36(a)(c)		1,220	1,226,899
New Mountain CLO 1 Ltd., Series CLO-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.12%, 10/15/34(a)(c)		1,340	1,340,515
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.72%, 01/15/38(a)(c)		1,620	1,619,981
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		502	464,446
Series 2022-SFR2, Class F, 4.00%, 09/04/39(a)		3,692	3,350,587
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.85%, 10/25/36(a)(c)		99	119,896
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. CME Term SOFR + 0.59%), 4.93%, 11/25/36(c)		3,691	1,101,998
Oaktree CLO Ltd.
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/34(a)(c)		2,000	2,004,987
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 6.35%, 10/22/37(a)(c)		610	610,620
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.78%, 10/22/37(a)(c)		320	325,282
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		1,543	1,181,664
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		24	8,874
Series 2002-A, Class M1, 7.76%, 03/15/32(c)		1,690	1,646,228
Series 2002-C, Class M1, 6.89%, 11/15/32(c)		1,725	1,651,193
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 6.87%, 10/13/31(a)(c)		500	500,590
OCP CLO Ltd.
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.90%, 01/15/33(a)(c)		1,400	1,402,326
Series 2016-11A, Class A1R2, (3-mo. CME Term SOFR + 1.42%), 6.04%, 04/26/36(a)(c)		2,060	2,063,221
Series 2016-12A, Class A1R3, (3-mo. CME Term SOFR + 1.37%), 6.00%, 10/18/37(a)(c)		2,500	2,519,694
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 6.31%, 10/18/37(a)(c)		5,360	5,387,465
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.90%, 11/26/37(a)(c)		3,250	3,265,539
Series 2017-14A, Class D1R, (3-mo. CME Term SOFR + 3.10%), 7.84%, 07/20/37(a)(c)		1,130	1,147,421
Series 2018-15A, Class AR, (3-mo. CME Term SOFR + 1.25%), 01/20/38(a)(c)(f)		4,500	4,500,000
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.94%, 04/10/33(a)(c)		1,398	1,401,348
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 6.02%, 07/20/37(a)(c)		1,680	1,692,212
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 6.60%, 07/20/37(a)(c)	USD	1,100	$ 1,106,905
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 8.33%, 07/20/37(a)(c)		360	365,764
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/18/37(a)(c)		370	373,300
Series 2020-8RA, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.77%, 10/17/36(a)(c)		10,841	10,865,867
Series 2020-8RA, Class BR, (3-mo. CME Term SOFR + 1.65%), 6.17%, 10/17/36(a)(c)		730	732,438
Series 2020-8RA, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.42%, 10/17/36(a)(c)		250	250,524
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.26%, 10/20/37(a)(c)		340	341,742
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.93%, 10/15/37(a)(c)		2,180	2,195,681
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 6.25%, 10/15/37(a)(c)		2,180	2,191,132
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(c)		250	250,355
Octagon 57 Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(c)		870	873,304
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.24%, 11/16/36(a)(c)		6,100	6,135,850
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 5.87%, 04/16/31(a)(c)		1,457	1,460,523
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 5.89%, 04/15/31(a)(c)		809	808,821
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 6.47%, 07/25/30(a)(c)		650	651,181
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.77%, 10/20/30(a)(c)		1,279	1,280,577
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.42%, 10/20/30(a)(c)		5,640	5,647,321
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.03%, 07/20/34(a)(c)		1,250	1,251,934
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class AARR, (3-mo. CME Term SOFR + 1.21%), 5.87%, 07/15/29(a)(c)		26	25,932
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.23%, 07/19/30(a)(c)		350	350,374
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.93%, 07/17/30(a)(c)		310	310,531
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.89%, 01/25/31(a)(c)		302	302,303
Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 5.99%, 01/25/31(a)(c)		500	500,887
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.10%, 04/20/37(a)(c)		2,140	2,143,867

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.03%, 04/21/34(a)(c)	USD	1,800	$ 1,800,911
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 01/21/38(a)(c)(d)(f)		1,800	1,800,000
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 5.83%, 01/20/38(a)(c)		250	251,154
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.31%, 01/22/38(a)(c)		1,000	1,000,000
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.13%, 10/18/37(a)(c)		12,790	12,839,881
Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.48%, 10/18/37(a)(c)		2,600	2,613,222
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.92%, 10/20/37(a)(c)		670	672,525
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.92%, 02/24/37(a)(c)		3,520	3,525,993
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.97%, 10/19/37(a)(c)		3,890	3,905,661
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.32%, 10/19/37(a)(c)		1,890	1,905,036
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.08%, 04/20/37(a)(c)		3,345	3,358,552
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/23/37(a)(c)		1,700	1,714,653
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.98%, 10/18/37(a)(c)		5,340	5,361,057
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.82%, 05/23/31(a)(c)		759	759,100
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 6.03%, 01/19/37(a)(c)		1,360	1,363,685
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.08%, 07/20/37(a)(c)		2,640	2,652,017
OneMain Financial Issuance Trust
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	4,276,718
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	4,234,231
Series 2023-2A, Class D, 7.52%, 09/15/36(a)		1,720	1,779,939
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		10,618	10,884,636
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 5.19%, 11/25/35(c)		460	383,902
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		3,970	3,279,494
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		2,365	1,971,623
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(b)		182	174,781
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.01%, 10/20/37(a)(c)		14,850	14,896,118
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.35%, 10/20/37(a)(c)		1,340	1,347,497
Security		Par (000)	Value
Asset-Backed Securities (continued)
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.20%), 6.16%, 10/15/37(a)(c)	USD	446	$ 440,453
OSD CLO Ltd.
Series 2021-23A, Class E, (3-mo. CME Term SOFR + 6.26%), 10.91%, 04/17/31(a)(c)		1,000	1,003,310
Series 2021-23A, Class ER, (3-mo. CME Term SOFR + 4.85%), 01/17/37(a)(c)(f)		420	420,000
Owl Rock CLO V Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 6.40%, 04/20/34(a)(c)		1,350	1,370,979
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 7.00%, 07/24/36(a)(c)		2,990	3,002,730
OZLM XIV Ltd., Series 2015-14A, Class A1SR, (3-mo. CME Term SOFR + 1.51%), 6.17%, 07/15/34(a)(c)		1,500	1,501,512
OZLM XVIII Ltd., Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 6.47%, 04/15/31(a)(c)		550	550,676
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.98%, 01/17/31(a)(c)		414	414,523
Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 6.41%, 01/17/31(a)(c)		500	500,388
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(a)		207	204,051
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		1,000	788,535
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. CME Term SOFR + 1.26%), 5.91%, 10/17/31(a)(c)		1,588	1,588,561
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.04%, 01/17/31(a)(c)		123	123,478
Series 2014-1A, Class CR2, (3-mo. CME Term SOFR + 2.91%), 7.56%, 01/17/31(a)(c)		400	400,516
Series 2015-1A, Class A1A4, (3-mo. CME Term SOFR + 1.39%), 5.91%, 05/21/34(a)(c)		660	660,000
Series 2015-1A, Class A1A5, (3-mo. CME Term SOFR + 1.05%), 05/21/34(a)(c)(f)		660	660,000
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 6.48%, 05/21/34(a)(c)		1,330	1,329,987
Series 2015-1A, Class A2R5, (3-mo. CME Term SOFR + 1.60%), 05/21/34(a)(c)(f)		1,330	1,330,000
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 7.63%, 07/20/30(a)(c)		1,250	1,251,207
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.93%, 11/14/34(a)(c)		2,380	2,386,358
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.17%, 11/15/36(a)(c)		960	964,607
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.07%, 01/15/35(a)(c)		390	391,009
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(c)		250	251,233
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.97%, 07/20/37(a)(c)		1,480	1,488,118
Series 2022-3A, Class B1R, (3-mo. CME Term SOFR + 1.60%), 6.22%, 07/20/37(a)(c)		250	251,206
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 7.57%, 07/20/37(a)(c)		450	457,403
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.94%, 07/20/37(a)(c)		2,300	2,311,338

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.03%, 05/20/29(a)(c)	USD	3,403	$ 3,404,367
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 5.26%), 9.88%, 07/20/29(a)(c)		250	250,636
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 2.01%), 6.67%, 10/15/29(a)(c)		250	250,421
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 7.52%, 10/15/29(a)(c)		250	252,316
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.56%, 10/15/30(a)(c)		2,730	2,739,380
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 6.86%, 10/15/30(a)(c)		1,360	1,362,941
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 7.76%, 10/15/30(a)(c)		250	251,101
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 6.26%, 04/15/31(a)(c)		10,380	10,400,754
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 6.56%, 10/15/32(a)(c)		1,150	1,151,010
Series 2024-2A, Class A1N, (3-mo. CME Term SOFR + 1.00%), 5.45%, 01/15/33(a)(c)		770	769,771
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 11.59%, 02/14/34(a)(c)		900	851,681
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.32%, 07/15/34(a)(c)		1,900	1,910,429
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(d)		9,000	8,985,937
Pikes Peak CLO 6, Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.43%), 5.92%, 05/18/34(a)(c)		1,406	1,407,375
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.96%, 07/20/34(a)(c)		200	200,439
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. CME Term SOFR + 0.65%), 4.99%, 05/25/36(c)		3,118	2,925,154
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.88%, 01/20/38(a)(c)		1,650	1,666,843
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/51(a)(c)		4,701	4,698,808
Series 2024-NPL4, Class A1, 7.00%, 07/25/54(a)(b)		4,755	4,775,716
Series 2024-NPL5, Class A1, 5.96%, 09/25/54(a)(b)		3,719	3,687,110
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.95%, 07/25/51(a)(c)		693	698,126
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.20%, 07/25/51(a)(c)		693	702,732
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 10.35%, 07/25/51(a)(c)		517	531,518
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		902	822,050
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,643	3,357,933
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,722,028
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	3,463,076
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	4,220,644
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)	USD	2,400	$ 2,153,901
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,578,199
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		3,130	3,143,927
Series 2023-SFR2, Class E1, 4.75%, 10/17/40(a)		1,041	970,514
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(c)		2,000	1,788,210
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(c)		2,000	1,782,650
Series 2024-SFR4, Class E1, 3.33%, 07/17/41(a)		5,640	4,983,657
Series 2024-SFR4, Class E2, 3.40%, 07/17/41(a)		5,000	4,370,114
PRP Advisors LLC
Series 2021-4, Class A1, 4.87%, 04/25/26(a)(b)		2,727	2,721,435
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		3,805	3,793,922
RAAC Trust, Series 2006-SP3, Class M3, (1-mo. CME Term SOFR + 1.46%), 5.80%, 08/25/36(c)		1,641	1,557,734
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 5.86%, 10/15/30(a)(c)		176	176,003
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.97%, 01/20/34(a)(c)		1,540	1,543,003
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 01/20/34(a)(c)		820	823,370
Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.08%, 01/20/34(a)(c)		4,500	4,525,978
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 6.67%, 04/20/37(a)(c)		1,090	1,099,055
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.01%, 10/20/37(a)(c)		4,670	4,710,256
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.00%, 04/17/36(a)(c)		700	700,824
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.55%, 04/17/36(a)(c)		2,500	2,512,698
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 7.25%, 04/17/36(a)(c)		1,340	1,345,121
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 8.80%, 04/17/36(a)(c)		480	484,743
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. CME Term SOFR + 2.16%), 6.82%, 01/15/34(a)(c)		500	500,007
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(b)		540	540,075
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.63%, 01/25/38(a)(c)		1,510	1,510,000
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.04%, 04/20/34(a)(c)		3,000	3,006,577
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 6.22%, 06/20/34(a)(c)		250	251,440
Regatta VIII Funding Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.70%, 04/17/37(a)(c)		1,255	1,265,535

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.05%, 07/17/37(a)(c)	USD	250	$ 250,795
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.40%, 07/17/37(a)(c)		4,650	4,690,795
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/15/37(a)(c)		4,670	4,682,516
Regatta XIX Funding Ltd.
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.94%, 04/20/35(a)(c)		250	250,449
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.47%, 04/20/35(a)(c)		420	422,848
Regatta XV Funding Ltd., Series 2018-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.83%, 10/25/31(a)(c)		417	417,626
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.02%, 01/15/34(a)(c)		250	250,415
Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.03%, 01/20/35(a)(c)		840	841,442
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.15%, 04/26/37(a)(c)		2,040	2,049,561
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/30(a)		7	6,779
Series 2020-1, Class B, 3.23%, 10/15/30(a)		320	318,153
Series 2021-1, Class A, 1.68%, 03/17/31(a)		38	37,567
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	987,948
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	744,193
Series 2021-3, Class A, 3.88%, 10/17/33(a)(d)		10,210	9,559,623
Series 2022-1, Class A, 3.07%, 03/15/32(a)		2,527	2,494,519
Series 2022-1, Class B, 3.71%, 03/15/32(a)		5,452	5,283,286
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	1,074,939
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	2,020,620
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,034	1,070,079
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,418	1,420,116
Series 2024-2, Class D, 6.33%, 12/15/33(a)		1,665	1,666,714
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(b)		481	479,364
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/31(a)		3,550	3,395,755
Series 2024-A, Class B, 6.47%, 08/20/32(a)		4,430	4,496,100
Series 2024-A, Class C, 7.28%, 08/20/32(a)		1,794	1,828,832
Series 2024-A, Class D, 9.49%, 08/20/32(a)		4,072	4,133,264
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 5.95%, 01/18/34(a)(c)		1,100	1,101,515
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.98%, 04/20/34(a)(c)		500	500,666
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.42%, 10/15/29(a)(c)		1,250	1,252,181
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.82%, 10/15/29(a)(c)		1,000	1,000,849
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.77%, 10/15/29(a)(c)		1,000	1,005,473
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.07%, 10/20/30(a)(c)		1,240	1,241,867
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.88%, 05/20/31(a)(c)		899	901,320
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.04%, 10/20/31(a)(c)	USD	159	$ 158,825
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 6.68%, 10/20/31(a)(c)		620	620,308
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/20/34(a)(c)		3,500	3,500,678
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.04%, 07/20/34(a)(c)		1,510	1,510,217
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 5.77%, 07/25/31(a)(c)		196	196,002
Romark CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.92%, 10/23/30(a)(c)		376	375,859
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.91%, 04/20/31(a)(c)		1,306	1,306,570
RR 12 Ltd., Series 2020-12A, Class A2R3, (3-mo. CME Term SOFR + 1.60%), 6.26%, 01/15/36(a)(c)		1,210	1,214,132
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 6.52%, 10/15/34(a)(c)		650	653,302
RR 19 Ltd., Series 2021-19A, Class A2, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/35(a)(c)		500	503,084
RR 26 Ltd., Series 2023-26A, Class A1, (3-mo. CME Term SOFR + 1.78%), 6.44%, 04/15/38(a)(c)		720	722,844
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.21%, 04/15/37(a)(c)		250	251,291
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.05%, 07/15/39(a)(c)		250	251,497
RR 32 Ltd.
Series 2024-32RA, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.02%, 10/15/39(a)(c)		11,850	11,898,130
Series 2024-32RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.36%, 10/15/39(a)(c)		2,690	2,707,134
Sandstone Peak Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 6.34%, 10/15/34(a)(c)		3,360	3,367,200
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 6.49%, 10/15/34(a)(c)		1,290	1,295,624
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.55%, 08/25/35(b)		397	287,075
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.67%, 02/25/37(c)		382	162,862
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.99%, 02/25/37(c)		2,036	867,554
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.89%, 01/25/37(c)		446	316,425
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		1,450	1,404,828
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		2,472	2,507,273
SESAC Finance LLC
Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,471	2,446,853
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		669	670,346

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.77%, 07/25/36(c)	USD	184	$ 37,773
Shackleton CLO Ltd.
Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.04%, 07/15/30(a)(c)		218	218,021
Series 2013-4RA, Class A1A, (3-mo. CME Term SOFR + 1.26%), 5.92%, 04/13/31(a)(c)		184	183,903
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.18%, 04/25/37(a)(c)		1,810	1,817,865
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.83%, 04/25/37(a)(c)		390	393,291
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.98%, 10/20/37(a)(c)		600	602,413
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.36%, 10/20/37(a)(c)		480	481,268
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.94%, 10/20/37(a)(c)		1,230	1,236,749
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.13%, 10/20/37(a)(c)		970	979,364
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/21/37(a)(c)		1,290	1,297,942
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.08%, 01/20/34(a)(c)		500	502,975
Sixth Street CLO XX Ltd., Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 10/20/34(a)(c)		970	974,708
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3-mo. CME Term SOFR + 0.57%), 4.93%, 12/15/38(c)		815	795,559
Series 2005-B, Class A4, (3-mo. CME Term SOFR + 0.59%), 4.95%, 06/15/39(c)		640	616,671
Series 2006-BW, Class A5, (3-mo. CME Term SOFR + 0.46%), 4.82%, 12/15/39(c)		1,236	1,197,945
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 9.26%, 10/15/41(a)(c)		2,292	2,374,606
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		886	876,978
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		73	72,936
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.41%, 09/15/34(a)(c)		302	301,860
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		270	265,475
Series 2017-B, Class A2B, (1-mo. CME Term SOFR + 0.86%), 5.26%, 10/15/35(a)(c)		443	442,612
Series 2018-A, Class A2B, (1-mo. CME Term SOFR + 0.91%), 5.31%, 02/15/36(a)(c)		1,064	1,061,383
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		1,563	1,515,332
Series 2021-A, Class C, 2.99%, 01/15/53(a)		2,172	1,862,230
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		448	400,776
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		305	272,869
Series 2021-B, Class A, 1.31%, 07/17/51(a)		1,849	1,701,781
Series 2021-C, Class A2, (1-mo. CME Term SOFR + 0.91%), 5.31%, 01/15/53(a)(c)		1,106	1,100,752
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		998	894,738
Series 2021-C, Class B, 2.30%, 01/15/53(a)		714	683,029
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2024-A, Class A1A, 5.24%, 03/15/56(a)	USD	1,788	$ 1,782,359
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 6.05%, 03/15/56(a)(c)		13,770	14,038,933
Series 2024-A, Class B, 5.88%, 03/15/56(a)		6,500	6,533,594
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 5.70%, 06/17/52(a)(c)		2,472	2,477,785
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		3,991	4,034,221
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		5,642	5,682,241
SoFi Professional Loan Program LLC
Series 2018-A, Class B, 3.61%, 02/25/42(a)		290	270,299
Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		245	237,798
SoFi Professional Loan Program Trust
Series 2018-B, Class BFX, 3.83%, 08/25/47(a)		156	145,959
Series 2018-D, Class BFX, 4.14%, 02/25/48(a)		100	92,969
Series 2020-A, Class BFX, 3.12%, 05/15/46(a)		226	189,886
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.95%, 01/26/31(a)(c)		119	118,737
Sound Point CLO XXII Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.03%), 5.52%, 01/20/32(a)(c)		2,000	2,004,164
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 5.25%, 01/25/35(c)		92	76,630
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 5.47%, 11/25/35(c)		313	241,626
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.98%, 01/25/37(c)		446	418,852
Southwick Park CLO LLC
Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.94%, 07/20/32(a)(c)		450	450,933
Series 2019-4A, Class B1R, (3-mo. CME Term SOFR + 1.76%), 6.38%, 07/20/32(a)(c)		380	380,508
SPLT
Series 23-1, Class R1, 0.00%, 10/15/30(a)(e)		43	2,078,843
Series 24-1, Class R1, 0.00%, 02/12/31(a)(e)		135	4,106,950
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(a)		855	785,521
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.17%, 10/15/30(a)(c)		81	81,557
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)(e)		1,000	2,020
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1-mo. CME Term SOFR + 1.61%), 5.95%, 11/25/34(c)		97	103,021
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A3, (1-mo. CME Term SOFR + 0.71%), 5.05%, 01/25/37(a)(c)		1,446	1,157,087
Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 5.50%, 05/25/37(a)(c)		1,641	1,269,433
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		3,606	3,668,579
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		870	815,921
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.87%, 04/20/36(a)(c)		2,150	2,165,118

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.73%, 01/05/38(a)(c)	USD	730	$ 733,139
Symphony CLO 46 Ltd., Series 2024-46A, Class A2, (3-mo. CME Term SOFR + 1.59%), 6.03%, 01/20/38(a)(c)		420	419,878
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.87%, 04/16/31(a)(c)		715	715,338
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.86%, 10/15/31(a)(c)		1,514	1,516,106
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.20%, 01/16/32(a)(c)		640	640,783
Symphony CLO XXI Ltd., Series 2019-21A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.98%, 07/15/32(a)(c)		409	410,175
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.52%, 01/15/34(a)(c)		1,150	1,152,329
Series 2020-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.92%, 01/15/34(a)(c)		1,500	1,501,173
Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.07%, 01/15/34(a)(c)		1,250	1,257,836
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.83%, 01/23/32(a)(c)		218	218,244
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.96%, 04/20/33(a)(c)		617	618,579
Symphony Static CLO I Ltd., Series 2021-1A, Class C, (3-mo. CME Term SOFR + 2.11%), 6.74%, 10/25/29(a)(c)		500	501,068
TCI-Flatiron CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.71%, 11/18/30(a)(c)		200	200,217
Series 2018-1A, Class ANR, (3-mo. CME Term SOFR + 1.32%), 5.93%, 01/29/32(a)(c)		233	233,695
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.47%, 07/15/30(a)(c)		1,000	1,001,336
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 5.47%, 06/25/36(c)		256	225,977
Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/34(a)(c)		950	951,452
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.04%, 01/15/34(a)(c)		4,250	4,256,958
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 6.42%, 01/15/34(a)(c)		320	321,639
TICP CLO VII Ltd.
Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 6.55%, 04/15/33(a)(c)		2,740	2,749,699
Series 2017-7A, Class ER, (3-mo. CME Term SOFR + 7.31%), 11.97%, 04/15/33(a)(c)		600	600,835
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 6.16%, 04/25/37(a)(c)		250	251,124
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd.
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.68%, 04/25/37(a)(c)	USD	2,760	$ 2,784,471
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.09%, 07/15/34(a)(c)		2,640	2,644,563
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3-mo. CME Term SOFR + 6.96%), 11.58%, 10/20/32(a)(c)		1,250	1,259,207
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.45%, 05/25/58(a)(c)		731	747,199
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/21/34(a)(c)		2,060	2,060,665
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.05%, 10/20/34(a)(c)		12,895	12,898,420
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		2,000	1,989,493
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,945,072
Series 2020-SFR1, Class F, 4.88%, 07/17/38(a)		7,351	7,241,540
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	3,100,638
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	2,011,659
Trimaran CAVU Ltd.
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.14%, 10/25/34(a)(c)		300	301,782
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/25/38(a)(c)		830	834,125
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 6.29%, 10/18/31(a)(c)		250	252,648
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.05%, 01/20/35(a)(c)		250	250,035
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 6.18%, 04/25/37(a)(c)		620	622,781
Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.73%, 01/22/38(a)(c)		250	250,644
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.75%, 07/20/32(a)(c)		1,648	1,650,716
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.27%, 07/20/32(a)(c)		290	290,496
VOLT CVI LLC, Series 2021-NP12, Class A1, 5.73%, 12/26/51(a)(b)		8,267	8,258,599
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.86%, 04/25/31(a)(c)		386	386,702
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 6.04%, 10/18/31(a)(c)		286	286,310
Series 2015-3A, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 5.78%, 10/20/31(a)(c)		371	370,836
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.95%, 01/20/31(a)(c)		560	560,505
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 5.86%, 04/17/30(a)(c)		55	55,524
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/34(a)(c)		1,250	1,252,033

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.83%, 04/19/31(a)(c)	USD	373	$ 373,502
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.18%, 04/19/31(a)(c)		250	250,385
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.92%, 07/15/31(a)(c)		137	137,543
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.86%, 10/15/31(a)(c)		195	195,514
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.82%, 07/20/32(a)(c)		4,000	4,000,285
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.58%, 07/19/34(a)(c)		450	450,000
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.48%, 10/20/34(a)(c)		810	813,470
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.76%, 08/25/36(c)		5,544	5,254,759
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.81%, 09/25/36(c)		202	53,426
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.23%, 10/25/36(c)		2,327	1,723,511
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.69%, 05/25/37(c)		100	86,068
Wellfleet CLO Ltd., Series 2017-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.06%, 01/17/31(a)(c)		457	457,236
Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.42%, 10/20/36(a)(c)		550	553,927
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.96%, 07/24/36(a)(c)		8,091	8,106,740
Whitebox CLO II Ltd.
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.31%, 10/24/37(a)(c)		410	411,639
Series 2020-2A, Class E1R2, (3-mo. CME Term SOFR + 5.75%), 10.31%, 10/24/37(a)(c)		500	507,167
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.93%, 10/15/35(a)(c)		11,410	11,423,840
Whitebox CLO IV Ltd.
Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 6.77%, 04/20/36(a)(c)		725	729,266
Series 2023-4A, Class B, (3-mo. CME Term SOFR + 2.60%), 7.22%, 04/20/36(a)(c)		1,000	1,008,124
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.94%, 10/20/37(a)(c)		2,390	2,397,628
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 10.33%, 10/20/37(a)(c)		250	254,463
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.85%, 06/25/37(a)(c)		410	127,126
Total Asset-Backed Securities — 49.3% (Cost: $1,668,485,195)			1,626,043,428
Security		Par (000)	Value
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%(d)(e)(h)(i)(j)	USD	500	$ —
0.00%(d)(e)(h)(i)(j)		250	—
			—
Insurance — 0.0%
Ambac Assurance Corp., 5.10%(a)(j)		58	79,685
Total Corporate Bonds — 0.0% (Cost: $75,212)			79,685
Floating Rate Loan Interests(c)(d)
Financial Services — 0.3%
Promontoria Beech DAC, 1st Lien Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 6.60%, 05/17/27	EUR	3,432	3,550,322
Sirocco Lux S.A., Facility A, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 6.60%, 02/28/26		6,208	6,430,067
			9,980,389
Total Floating Rate Loan Interests — 0.3% (Cost: $10,501,847)			9,980,389
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 20.2%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(b)	USD	5,345	5,421,854
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)		4,981	4,985,685
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(c)		4,238	4,202,653
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(b)		8,400	8,383,915
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 4.25%, 05/25/36(c)		4,079	3,093,896
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.63%, 01/25/45(a)(c)		723	455,873
Series 2015-3, Class B5, 3.47%, 04/25/45(a)(c)		832	526,912
Series 2015-4, Class B5, 3.50%, 06/25/45(a)(c)		580	343,602
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(e)		6	1,921
Series 2020-C, Class C, 0.00%, 09/27/60(a)(e)		6	339
Series 2020-C, Class RW, 0.00%, 09/25/60(a)(e)		9	8,747
Series 2020-D, Class RW, 0.00%, 06/25/60(a)(e)		13	12,879
Series 2021-C, Class A, 5.12%, 01/25/61(a)(b)		1,947	1,947,773
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		824	809,681
Series 2021-C, Class C, 0.00%, 01/25/61(a)(e)		2,010	2,231,743
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		4,989	4,962,968
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		1,634	1,649,684
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(e)		2,382	2,654,762
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		10,361	8,894,796
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		1,770	1,315,581
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		1,068	724,556
Series 2021-E, Class B3, 4.06%, 12/25/60(a)(c)		633	209,805
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		698	479,640
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)(e)		4	1,874
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		17,515	17,463,277
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		4,468	4,439,557
Series 2021-F, Class C, 0.00%, 06/25/61(a)(e)		6,784	6,118,394

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2021-F, Class RW1, 0.00%, 06/27/61(a)(d)(e)	USD	14	$ 13,108
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		478	414,327
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		255	212,562
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,404,081
Series 2022-A, Class C, 3.00%, 10/25/61(a)		938	941,951
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	225,331
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,250	958,394
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	60,846
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		376	318,836
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		322	264,171
Series 2022-B, Class B, 3.00%, 03/27/62(a)		1,789	1,268,011
Series 2022-B, Class C, 3.00%, 03/27/62(a)		1,598	1,238,310
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		241	197,117
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,198	947,924
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)		9,940	9,291,672
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)		515	439,830
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)		292	238,326
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)		1,717	1,220,135
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)		1,210	633,878
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)		884	698,829
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(b)		11,922	11,090,029
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(c)		789	667,477
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(c)		421	339,239
Series 2023-C, Class C, 2.50%, 05/25/63(a)(c)		3,567	2,564,395
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(c)		368	286,775
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(c)		2,284	1,595,530
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.91%, 10/25/46(c)		81	43,180
Series 2006-6, Class A1A, (1-mo. CME Term SOFR + 0.30%), 4.64%, 12/25/46(c)		4,248	3,547,696
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.53%, 02/25/47(c)		31	10,843
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1-mo. CME Term SOFR + 1.74%), 6.29%, 05/25/36(c)		15,106	1,547,386
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/49(a)(c)		405	364,138
Series 2021-4, Class B1, 3.20%, 01/20/65(a)(c)		200	136,935
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(c)		232	213,228
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(b)		6,936	6,788,265
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(b)		1,005	993,458
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(b)		2,327	2,311,801
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(b)		2,856	2,858,489
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.79%, 07/31/57(a)(c)		2,278	841,614
Banc of America Alternative Loan Trust
Series 2006-4, Class 3CB1, (1-mo. CME Term SOFR + 0.91%), 5.25%, 05/25/46(c)		421	359,131
Series 2006-7, Class A4, 6.50%, 10/25/36(b)		2,288	639,141
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		14	11,399
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)(e)		7,078	2,390,453
Series 2015-R3, Class 1A2, 3.55%, 03/27/36(a)(c)		1,869	1,544,120
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		209	208,487
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37	USD	840	$ 615,098
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		6,041	5,949,490
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		1,060	1,042,326
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(e)		2,197	2,859,947
Series 2021-NPL1, Class RW1, 0.00%, 11/27/51(a)(d)(e)		5	4,545
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		3,076	3,031,793
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		5,986	5,894,942
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)		1,242	1,182,420
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(e)		2,110	445,381
Series 2022-RPL1, Class RW1, 0.00%, 02/25/28(a)(d)(e)		3	2,670
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(e)		22	16,048
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(b)		11,927	12,119,875
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(b)		1,896	1,927,815
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(b)		1,145	1,165,662
Series 2023-NQM3, Class B1, 8.00%, 10/25/63(a)(c)		681	683,796
Series 2023-NQM3, Class B2, 8.00%, 10/25/63(a)(c)		573	564,472
Series 2023-NQM3, Class B3, 8.00%, 10/25/63(a)(c)		1,567	1,439,835
Series 2023-NQM3, Class M1, 8.00%, 10/25/63(a)(c)		1,134	1,164,275
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(c)(e)		0(k)	232
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(b)		1,785	1,790,169
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(b)		1,216	1,217,910
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(b)		929	931,347
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(c)		512	515,428
Series 2024-NQM1, Class B2, 8.69%, 01/25/64(a)(c)		469	468,668
Series 2024-NQM1, Class B3, 8.69%, 01/25/64(a)(c)		1,007	913,630
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(c)		879	881,299
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(c)(e)		2	2,200
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(b)		15,607	15,716,399
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(b)		1,231	1,238,640
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(b)		2,147	2,159,799

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(c)	USD	1,109	$ 1,111,952
Series 2024-NQM3, Class B2, 8.07%, 06/25/64(a)(c)		1,016	999,569
Series 2024-NQM3, Class B3, 8.07%, 06/25/64(a)(c)		2,779	2,431,341
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(c)		1,617	1,615,964
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(c)(e)		3	2,941
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(b)		27,441	27,047,129
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(b)		2,581	2,544,356
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(b)		2,891	2,853,060
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(c)		1,145	1,144,987
Series 2024-NQM4, Class B2, 7.59%, 12/26/64(a)(c)		873	859,675
Series 2024-NQM4, Class B3, 7.59%, 12/26/64(a)(c)		1,999	1,898,148
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(c)		1,882	1,882,438
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(c)(e)		4	3,700
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 5.08%, 07/26/36(a)(c)		1,077	1,059,118
Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.04%, 05/28/36(a)(c)		209	199,367
Bear Stearns ALT-A Trust
Series 2005-7, Class 26A1, 5.04%, 09/25/35(c)		1,306	437,835
Series 2007-1, Class 21A1, 4.63%, 01/25/47(c)		2,733	1,325,736
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(b)		115	113,171
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.80%, 03/25/36(c)		1,863	505,669
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.73%, 08/25/36(c)		262	257,740
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.79%, 03/25/37(c)		166	154,076
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.66%, 06/25/37(c)		15	13,815
BRAVO Residential Funding Trust
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)(c)		1,427	1,133,667
Series 2023-NQM6, Class B1, 8.00%, 09/25/63(a)(c)		1,500	1,515,847
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		566	570,181
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(c)		845	854,634
Series 2024-NQM6, Class B2, 8.09%, 08/01/64(a)(c)		250	247,974
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(b)		3,330	3,335,460
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(c)	USD	192	$ 177,709
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(c)		473	430,479
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(c)		358	336,777
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)		1,452	1,409,514
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)		177	165,971
Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(a)(c)		466	405,608
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		2,731	1,050,175
Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,017	3,634,672
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,096	1,939,599
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(c)		6,871	6,481,428
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		447	444,833
CIM Trust
Series 2019-J2, Class B4, 3.76%, 10/25/49(a)(c)		849	660,562
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(b)		781	788,982
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		348	307,850
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,612	1,452,850
Series 2008-2, Class 1A1, 6.50%, 06/25/38		245	197,167
Citigroup Mortgage Loan Trust
Series 2007-6, Class 1A2A, 4.25%, 03/25/37(c)		3,442	2,560,851
Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.95%, 05/25/37(c)		1,037	948,600
Series 2009-12, Class 5A2, 4.36%, 07/25/37(a)(c)		5,146	2,243,030
Series 2014-C, Class B2, 4.25%, 02/25/54(a)		317	303,493
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)		1,086	1,051,468
Series 2022-A, Class A1, 6.17%, 09/25/62(a)(b)		5,999	5,999,980
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,481	1,333,583
Series 2007-A6, Class 1A21, 5.50%, 06/25/37		852	694,600
COLT Mortgage Loan Trust
Series 2020-2, Class M1, 5.25%, 03/25/65(a)(c)		761	749,613
Series 2021-HX1, Class B1, 3.11%, 10/25/66(a)(c)		1,471	1,065,633
Series 2022-1, Class B2, 4.07%, 12/27/66(a)(c)		227	173,447
Series 2022-3, Class B1, 4.21%, 02/25/67(a)(c)		3,500	2,908,554
Series 2022-5, Class B1, 4.71%, 03/25/67(a)(c)		1,707	1,514,271
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(b)		3,414	3,395,316
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		71	56,070
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		606	480,820
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.80%, 06/25/35(c)		982	851,663
Series 2005-29CB, Class A6, 5.50%, 07/25/35		225	131,724
Series 2005-51, Class 3A3A, (1-mo. CME Term SOFR + 0.75%), 5.13%, 11/20/35(c)		366	315,300
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 5.05%, 11/25/35(c)		420	306,122
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 5.15%, 11/20/35(c)		872	818,313
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.83%, 02/25/36(c)		349	311,114

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.95%, 05/25/35(c)	USD	1,077	$ 942,789
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		977	448,129
Series 2006-13T1, Class A3, 6.00%, 05/25/36		1,742	846,955
Series 2006-28CB, Class A14, 6.25%, 10/25/36		646	312,870
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36		2,196	1,310,142
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		172	64,427
Series 2006-J4, Class 2A1, 6.00%, 07/25/36		3,316	1,919,683
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,794	1,308,438
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.83%, 09/25/46(c)		198	179,538
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.91%, 03/25/36(c)		611	598,416
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.91%, 11/25/36(c)		467	391,118
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.95%, 07/25/46(c)		2,781	2,365,840
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,118	498,984
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		163	78,261
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 5.67%, 03/25/47(c)		135	113,399
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1-mo. CME Term SOFR + 1.51%), 5.85%, 08/25/35(c)		2,267	1,472,389
Series 2006-17, Class A6, 6.00%, 12/25/36		196	85,971
Series 2007-1, Class A2, 6.00%, 03/25/37		204	87,784
Series 2007-14, Class A18, 6.00%, 09/25/37		6,197	3,156,066
Series 2007-15, Class 2A2, 6.50%, 09/25/37		621	224,320
Series 2007-16, Class A1, 6.50%, 10/25/37		4,205	1,745,060
Series 2007-9, Class A1, 5.75%, 07/25/37		745	352,410
Series 2007-9, Class A11, 5.75%, 07/25/37		407	192,592
Series 2007-HYB1, Class 3A1, 4.40%, 03/25/37(c)		1,191	1,011,556
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		2,916	1,349,190
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	15,088
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		372	199,348
Series 2006-4, Class 4A1, 7.00%, 05/25/36		5,027	1,292,502
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)		1,851	883,692
Series 2014-10R, Class 5A2, 4.74%, 05/27/36(a)(c)		858	312,550
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 5.09%, 08/27/36(a)(c)		66	52,048
Series 2014-SAF1, Class B5, 3.86%, 03/25/44(a)(c)		1,578	1,139,449
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.49%, 03/27/36(a)(c)		1,188	893,383
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(c)		8,400	6,712,660
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(c)		3,299	2,314,878
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(c)		590	433,194
Series 2021-RPL9, Class A1, 3.66%, 02/25/61(a)(c)		3,593	3,581,267
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Trust
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(a)(c)	USD	4,538	$ 4,035,860
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(c)		2,291	2,143,760
Series 2022-NQM6, Class PT, 8.73%, 12/25/67(a)(c)		7,105	7,114,055
Cross Mortgage Trust
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(b)		1,556	1,583,977
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(c)		10,109	10,093,386
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(c)		150	130,061
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(c)		1,620	1,447,956
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(c)		3,671	2,599,664
Series 2022-2, Class M1, 4.31%, 03/25/67(a)(c)		884	732,059
Series 2022-3, Class B1, 5.27%, 07/25/67(a)(c)		1,349	1,212,150
Series 2022-3, Class M1, 5.27%, 07/25/67(a)(c)		2,742	2,562,596
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(b)		5,259	5,261,529
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		14	12,078
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(a)(c)		1,064	570,344
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.93%, 09/25/67(a)(c)		1,629	1,342,985
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(b)		9,618	9,621,031
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA12, Class 2A1, 5.31%, 02/25/36(c)		14	8,844
Series 2006-AA7, Class A1, 5.09%, 01/25/37(c)		2,629	2,095,570
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(c)		2,533	2,303,211
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(c)		1,151	830,988
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(c)		270	246,192
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		3,173	3,156,026
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(c)		3,709	3,430,845
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 6.83%, 03/25/36(c)		14	12,356
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)		209	193,177
Series 2020-PJ2, Class B4, 3.55%, 07/25/50(a)(c)		1,051	857,016
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(c)		317	286,619
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. CME Term SOFR + 0.51%), 4.85%, 06/25/34(a)(c)		2,622	2,348,687
Series 2005-RP2, Class 1AF, (1-mo. CME Term SOFR + 0.46%), 4.80%, 03/25/35(a)(c)		46	42,399
Series 2005-RP3, Class 2A1, 4.23%, 09/25/35(a)(c)		2,451	2,075,219

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1AF1, (1-mo. CME Term SOFR + 0.46%), 4.80%, 01/25/36(a)(c)	USD	38	$ 30,907
Series 2006-RP2, Class 2A1, 3.99%, 04/25/36(a)(c)		2,008	1,637,929
GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1-mo. CME Term SOFR + 0.25%), 3.66%, 04/26/37(a)(c)		3,816	2,169,391
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 6.02%, 04/25/36(c)		1,596	936,389
HarborView Mortgage Loan Trust, Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.88%, 05/19/37(c)		1,047	808,392
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(b)		3,926	3,925,825
Homeward Opportunities Fund I Trust
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(c)		4,160	3,988,912
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		5,679	5,619,127
Series 2022-1, Class M1, 5.05%, 07/25/67(a)(c)		3,077	2,930,529
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.79%, 11/25/36(c)		1,324	1,182,868
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. CME Term SOFR + 0.51%), 4.85%, 10/25/36(c)		177	158,441
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.79%, 01/25/37(c)		317	278,157
Series 2007-AR19, Class 3A1, 4.04%, 09/25/37(c)		594	382,047
Series 2007-FLX2, Class A1A, (1-mo. CME Term SOFR + 0.43%), 4.77%, 04/25/37(c)		4,083	3,524,403
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.93%, 08/25/37(c)		2,401	2,142,392
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(b)		3,953	3,406,770
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 6.10%, 07/25/35(c)		193	182,339
Series 2020-5, Class B3, 3.57%, 12/25/50(a)(c)		3,594	3,023,470
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		13,503	11,864,848
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		6,218	4,082,190
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,647	2,999,417
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		856	696,758
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,191	955,251
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		633	496,245
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		260	197,667
Series 2021-INV7, Class B6, 3.21%, 02/25/52(a)(c)		853	397,948
Series 2024-VIS1, Class B2, 8.10%, 07/25/64(a)(c)		1,000	985,563
Series 2024-VIS2, Class B1, 7.73%, 11/25/64(a)(c)		3,289	3,312,699
Lehman XS Trust, Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.75%, 12/25/37(c)		21	19,874
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)	USD	1,847	$ 1,311,255
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)		825	571,421
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 09/25/31(a)(d)		1,546	957,598
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(a)(d)		1,137	1,088,977
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.27%), 4.77%, 09/25/37(c)		525	276,914
MFA Trust
Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(c)		700	643,895
Series 2022-CHM1, Class A1, 3.88%, 09/25/56(a)(b)		5,387	5,161,860
Series 2022-NQM1, Class M1, 4.25%, 12/25/66(a)(c)		2,112	1,777,704
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(b)		3,231	3,252,493
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(b)		4,029	4,030,358
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.92%, 08/25/36(b)		4,265	734,513
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 6.38%, 06/25/44(a)(c)		198	197,377
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.34%), 5.30%, 04/16/36(a)(c)		137	133,697
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,010	970,361
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(a)(c)		1,596	1,578,570
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(c)		992	985,354
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(b)		5,053	5,015,409
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(c)		922	652,875
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(b)		293	285,122
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 5.29%, 06/25/37(c)		527	433,136
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)		76	74,869
PRET LLC
Series 2024-NPL1, Class A1, 7.14%, 01/25/54(a)(b)		5,530	5,531,728
Series 2024-NPL2, Class A1, 7.02%, 02/25/54(a)(b)		5,457	5,479,678
Series 2024-RN2, Class A1, 7.13%, 04/25/54(a)(b)		1,493	1,496,851
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,050	907,542
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		418	407,263
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		6,289	6,262,500

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust
Series 2023-AFC1, Class B1, 7.48%, 02/25/58(a)(c)	USD	4,666	$ 4,490,042
PRP Advisors LLC
Series 2022-NQM1, Class B1, 5.43%, 08/25/67(a)(c)		335	319,541
Series 2024-NQM1, Class B1, 7.53%, 12/25/68(a)(c)		2,067	2,073,593
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(a)(c)		1,256	1,252,765
RALI Trust
Series 2005-QA10, Class A21, 5.05%, 09/25/35(c)		4,955	1,956,726
Series 2005-QO2, Class A1, (12-mo. Federal Reserve Cumulative Average US + 1.36%), 6.19%, 09/25/45(c)		665	553,566
Series 2005-QS15, Class 3A, 6.00%, 10/25/35		4,167	3,580,592
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.81%, 12/25/36(c)		1,331	1,146,460
Series 2006-QO1, Class 3A1, (1-mo. CME Term SOFR + 0.65%), 4.99%, 02/25/46(c)		1,715	691,961
Series 2006-QO10, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.77%, 01/25/37(c)		1,583	1,392,969
Series 2007-QH3, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.77%, 04/25/37(c)		4,542	4,187,405
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 4.60%, 02/25/47(c)		2,676	819,510
RCKT Mortgage Trust
Series 2020-1, Class B4, 3.47%, 02/25/50(a)(c)		898	761,990
Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(b)		4,204	4,211,301
RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(a)(b)		3,321	3,330,362
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1-mo. CME Term SOFR + 0.47%), 4.81%, 03/25/35(a)(c)		1,119	1,072,068
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.79%, 06/25/35(a)(c)		213	203,071
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.85%, 09/25/35(a)(c)		347	288,792
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(c)		656	630,235
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(c)		3,102	2,899,308
Series 2020-1, Class B2, 4.67%, 01/26/60(a)(c)		622	552,931
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 5.66%, 09/25/35(c)		1,727	1,003,982
Series 2006-SA2, Class 2A1, 5.68%, 08/25/36(c)		410	288,959
Series 2006-SA4, Class 2A1, 5.69%, 11/25/36(c)		172	140,480
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,379	3,161,349
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)		1,239	1,039,503
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(b)		5,668	5,715,906
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(b)		4,013	4,052,347
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(c)		591	582,433
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)	USD	669	$ 666,481
Series 2022-2, Class B1, 5.29%, 08/25/62(a)(c)		3,715	3,493,055
Series 2022-2, Class M1, 5.29%, 08/25/62(a)(c)		3,313	3,225,742
Spruce Hill Mortgage Loan Trust
Series 2020-SH2, Class B1, 5.00%, 06/25/55(a)(c)		1,850	1,770,823
Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(b)		707	631,106
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(c)		2,820	2,482,398
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	221,597
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,380,954
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(c)		648	523,063
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.87%, 05/25/46(c)		25	16,939
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. CME Term SOFR + 0.46%), 4.80%, 06/25/35(a)(c)		635	555,635
Series 2005-RF5, Class 2A, 4.31%, 07/25/35(a)(c)		1,564	1,462,016
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,313	2,352,102
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,253	646,614
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.03%, 06/25/46(c)		958	580,158
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(c)		657	496,755
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(c)		5,929	4,637,323
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(b)		1,635	1,626,159
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(b)		4,107	4,151,890
Verus Securitization Trust
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(c)		2,600	2,515,668
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(c)		3,000	2,250,360
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(c)		169	132,641
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(c)		462	349,311
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	2,840,686
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(c)		265	195,316
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,507	1,107,026
Series 2022-3, Class B1, 4.06%, 02/25/67(a)(c)		2,188	1,719,750
Series 2022-4, Class B1, 4.78%, 04/25/67(a)(c)		443	389,379
Series 2022-INV1, Class B1, 5.82%, 08/25/67(a)(c)		830	820,442
Series 2023-2, Class B1, 7.53%, 03/25/68(a)(c)		4,333	4,352,948
Series 2023-3, Class B1, 7.80%, 03/25/68(a)(c)		415	418,136
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(c)		648	636,590
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		100	78,130
Series 2022-1, Class B1, 5.79%, 08/25/57(a)(c)		1,718	1,498,660
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		97	91,965
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(c)		1,100	1,014,110
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		170	153,751

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1, 5.75%, 01/25/36	USD	1,140	$ 923,063
Series 2005-11, Class A7, 5.75%, 01/25/36		2,317	1,875,161
Series 2005-9, Class 5A6, (1-mo. CME Term SOFR + 0.66%), 5.00%, 11/25/35(c)		345	249,194
Series 2005-9, Class 5A9, 5.50%, 11/25/35		142	110,093
Series 2006-4, Class 1A1, 6.00%, 04/25/36		127	115,430
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		84	70,870
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		3,979	1,596,759
Series 2006-AR1, Class A1A, (1-mo. CME Term SOFR + 0.61%), 4.95%, 02/25/36(c)		1,082	870,434
Series 2006-AR3, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.97%), 5.80%, 05/25/46(c)		2,728	2,329,088
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 5.82%, 06/25/46(c)		142	127,096
Series 2006-AR9, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.83%, 08/25/46(c)		2,280	2,059,734
Series 2007-HY1, Class A2A, (1-mo. CME Term SOFR + 0.43%), 4.77%, 02/25/37(c)		451	340,877
Series 2007-HY3, Class 4A1, 5.17%, 03/25/37(c)		18	16,752
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 5.54%, 12/25/46(c)		2,241	1,971,327
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.55%, 12/25/46(c)		135	105,975
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 6.08%, 04/25/47(c)		551	465,369
Series 2007-OA4, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.62%, 05/25/47(c)		1,978	1,587,855
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.58%, 06/25/47(c)		447	367,822
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.62%, 06/25/47(c)		1,590	1,281,611
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 5.07%, 06/25/37(c)		677	611,119
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 7.61%, 10/25/36(c)		679	642,056
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.72%, 07/25/59(a)(c)		3,787	3,918,181
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.27%, 07/25/59(a)(c)		5,415	5,612,787
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 3.98%, 11/20/44(a)(c)		923	682,961
			666,457,151
Commercial Mortgage-Backed Securities — 27.7%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,771,793
Series 2017-245P, Class C, 3.66%, 06/05/37(a)(c)		3,000	2,787,211
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
245 Park Avenue Trust
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)	USD	1,151	$ 1,037,536
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.66%, 09/15/34(a)(c)		5,000	4,962,500
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.86%, 09/15/34(a)(c)		585	571,838
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.90%, 09/15/34(a)(c)		2,159	2,034,093
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29%, 11/15/55(c)		600	601,107
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 6.63%, 02/19/38(a)(c)		2,339	2,346,559
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.66%, 04/15/34(a)(c)		644	597,310
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(c)		5,069	4,702,414
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		3,394	2,897,443
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 6.62%, 06/17/39(a)(c)		1,570	1,571,477
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 6.49%, 08/17/41(a)(c)		1,679	1,691,731
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 6.08%, 05/17/41(a)(c)		14,720	14,723,225
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 07/15/41(a)(c)		5,730	5,765,858
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 10/15/34(a)(c)		9,250	9,267,369
ARZ Trust, Series 2024-BILT, Class A, 5.77%, 06/11/29(a)		2,710	2,740,185
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 6.67%, 04/15/35(a)(c)		1,128	1,119,540
Atrium Hotel Portfolio Trust
Series 2024-ATRM, Class A, 5.41%, 11/10/29(a)(c)		6,510	6,478,550
Series 2024-ATRM, Class E, 9.21%, 11/10/29(a)(c)		1,462	1,452,632
BAHA Trust
Series 2024-MAR, Class A, 6.17%, 12/10/41(a)(c)		21,100	21,302,041
Series 2024-MAR, Class B, 7.07%, 12/10/41(a)(c)		894	913,055
Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(c)		2,190	2,248,329
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)		794	776,418
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.75%, 08/15/39(a)(c)		820	824,066
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,706,408
Series 2021-BN35, Class A5, 2.29%, 06/15/64		744	622,751

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BANK5
Series 2024-5YR10, Class A3, 5.30%, 10/15/57	USD	2,600	$ 2,612,272
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		3,030	3,117,145
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		3,180	3,304,843
Series 2024-5YR8, Class A3, 5.88%, 08/15/57		1,490	1,531,141
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.86%, 04/25/36(a)(c)		5,036	4,680,950
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.99%, 04/25/36(a)(c)		11	10,522
Series 2006-4A, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.86%, 12/25/36(a)(c)		1,010	945,715
Series 2006-SP2, Class A, (1-mo. CME Term SOFR + 0.53%), 4.87%, 01/25/37(a)(c)		1,052	974,274
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.86%, 03/25/37(a)(c)		4,632	4,346,829
Series 2007-2A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.86%, 07/25/37(a)(c)		24	22,541
Series 2007-4A, Class A1, (1-mo. CME Term SOFR + 0.79%), 5.13%, 09/25/37(a)(c)		4,389	4,150,704
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 1.61%), 5.95%, 10/25/37(a)(c)		2,145	1,217,977
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 5.95%, 12/25/37(a)(c)		2,819	2,451,739
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)		650	525,875
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.32%, 03/15/37(a)(c)		3,997	3,782,161
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 5.57%, 03/15/37(a)(c)		781	695,090
Series 2023-5C23, Class D, 7.46%, 12/15/56(a)(c)		332	327,916
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		210	203,343
BDS Ltd., Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 6.50%, 08/19/38(a)(c)		1,653	1,659,266
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 8.21%, 10/15/35(a)(c)		1,353	17,517
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 11/15/41(a)(c)		3,790	3,790,000
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 8.04%, 11/15/41(a)(c)		1,723	1,719,243
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 6.29%, 07/15/41(a)(c)		2,970	2,977,425
BHMS
Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 5.94%, 07/15/35(a)(c)		3,988	3,983,195
Series 2018-ATLS, Class C, (1-mo. CME Term SOFR + 2.20%), 6.59%, 07/15/35(a)(c)		2,600	2,583,759
BLP Commercial Mortgage Trust
Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 03/15/40(a)(c)		2,114	2,119,097
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 5.74%, 03/15/41(a)(c)		2,849	2,849,851
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.86%, 02/15/57		1,045	1,070,256
Series 2024-5C6, Class A3, 5.32%, 09/15/57		400	401,190
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.79%, 06/15/41(a)(c)		1,719	1,704,055
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-mo. CME Term SOFR + 1.92%), 6.32%, 08/15/41(a)(c)	USD	2,031	$ 2,039,879
BPR Trust
Series 2021-TY, Class A, (1-mo. CME Term SOFR + 1.16%), 5.56%, 09/15/38(a)(c)		5,500	5,479,804
Series 2021-TY, Class E, (1-mo. CME Term SOFR + 3.71%), 8.11%, 09/15/38(a)(c)		3,138	3,141,804
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 7.40%, 05/15/39(a)(c)		770	773,801
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		2,722	2,810,184
Series 2024-PARK, Class A, 5.22%, 11/05/39(a)(c)		1,420	1,411,440
Series 2024-PARK, Class D, 7.00%, 11/05/39(a)(c)		879	877,366
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(c)		640	637,927
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,108	1,046,026
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	225,755
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(c)		2,204	1,957,672
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(c)		2,788	2,525,086
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		781	687,502
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 5.42%, 02/15/33(a)(c)		1,061	1,050,127
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 6.66%, 02/15/33(a)(c)		622	617,617
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 8.76%, 02/15/33(a)(c)		410	410,155
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 7.31%, 06/15/38(a)(c)		2,544	2,525,218
Series 2021-VINO, Class A, (1-mo. CME Term SOFR + 0.77%), 5.16%, 05/15/38(a)(c)		1,075	1,074,181
Series 2021-VINO, Class F, (1-mo. CME Term SOFR + 2.92%), 7.31%, 05/15/38(a)(c)		838	834,758
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(c)		1,522	1,338,492
Series 2021-XL2, Class F, (1-mo. CME Term SOFR + 2.36%), 6.76%, 10/15/38(a)(c)		3,544	3,535,240
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 7.54%, 06/15/27(a)(c)		2,475	2,500,435
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 6.34%, 11/15/28(a)(c)		1,010	1,007,491
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.16%, 12/09/40(a)(c)		4,254	4,271,771
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 7.99%, 12/09/40(a)(c)		3,334	3,337,880
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 10/15/41(a)(c)		3,160	3,171,850
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 08/15/39(a)(c)		6,488	6,532,665
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.26%, 10/15/41(a)(c)		6,200	6,238,208
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 8.31%, 10/15/41(a)(c)		1,512	1,516,725
Series 2024-BRBK, Class D, (1-mo. CME Term SOFR + 5.97%), 10.35%, 10/15/41(a)(c)		337	337,648
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 5.80%, 12/15/39(a)(c)		4,330	4,331,330

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 05/15/34(a)(c)	USD	6,307	$ 6,310,912
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 05/15/41(a)(c)		8,679	8,719,926
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 02/15/39(a)(c)		615	616,997
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 8.14%, 02/15/39(a)(c)		1,931	1,947,841
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 02/15/39(a)(c)		3,834	3,849,179
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 7.54%, 02/15/39(a)(c)		2,897	2,900,209
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 8.59%, 02/15/39(a)(c)		1,720	1,684,864
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.79%, 03/15/41(a)(c)		3,377	3,390,736
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,186	1,071,159
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 5.41%, 10/15/36(a)(c)		566	564,408
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 5.31%, 02/15/36(a)(c)		1,700	1,699,723
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.31%, 02/15/36(a)(c)		594	593,713
Series 2021-MFM1, Class A, (1-mo. CME Term SOFR + 0.81%), 5.21%, 01/15/34(a)(c)		1,878	1,877,140
Series 2021-MFM1, Class G, (1-mo. CME Term SOFR + 4.01%), 8.41%, 01/15/34(a)(c)		525	517,949
Series 2021-VIEW, Class E, (1-mo. CME Term SOFR + 3.71%), 8.11%, 06/15/36(a)(c)		2,542	2,489,320
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 8.44%, 06/15/36(a)(c)		856	804,021
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 5.40%, 01/15/39(a)(c)		1,065	1,065,000
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 5.25%, 01/15/39(a)(c)		5,000	4,987,500
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 5.68%, 01/15/39(a)(c)		397	395,759
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.09%, 05/15/38(a)(c)		5,023	5,060,672
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 8.78%, 05/15/38(a)(c)		270	272,700
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 04/15/41(a)(c)		3,939	3,948,382
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 7.09%, 04/15/41(a)(c)		1,695	1,698,164
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 8.09%, 04/15/41(a)(c)		2,576	2,561,998
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 06/15/37(a)(c)		9,566	9,583,898
Series 2024-PALM, Class B, (1-mo. CME Term SOFR + 1.79%), 6.19%, 06/15/37(a)(c)		697	692,281
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.49%, 03/15/41(a)(c)		2,210	2,216,826
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 8.84%, 03/15/41(a)(c)		4,722	4,707,711
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 9.79%, 03/15/41(a)(c)		2,263	2,262,881
BXP Trust
Series 2017-GM, Class B, 3.43%, 06/13/39(a)(c)		265	251,511
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BXP Trust
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(c)	USD	1,120	$ 844,074
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.37%, 07/15/41(a)(c)		2,390	2,398,962
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1-mo. CME Term SOFR + 2.05%), 6.45%, 12/15/37(a)(c)		1,000	1,000,000
Series 2019-LIFE, Class E, (1-mo. CME Term SOFR + 2.45%), 6.85%, 12/15/37(a)(c)		1,437	1,437,000
CD Mortgage Trust
Series 2016-CD1, Class A3, 2.46%, 08/10/49		4,116	3,970,264
Series 2017-CD6, Class B, 3.91%, 11/13/50(c)		336	310,447
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.02%, 09/15/38(a)(c)		5,474	5,494,595
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.83%, 05/10/58(c)		130	125,529
CFK Trust
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)		2,500	2,255,697
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(c)		2,600	2,267,820
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		8,370	8,032,499
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%, 05/10/35(a)(c)		100	96,500
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		694	627,370
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,571,968
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,767,945
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.99%, 08/15/36(a)(c)		1,482	1,482,325
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.84%, 08/15/36(a)(c)		2,600	2,587,086
Commercial Mortgage Trust
Series 2015-CR23, Class A4, 3.50%, 05/10/48		2,000	1,993,108
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,494,823
Series 2015-LC19, Class B, 3.83%, 02/10/48(c)		296	286,581
Series 2015-PC1, Class B, 4.28%, 07/10/50(c)		3,175	3,001,409
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		500	320,077
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(c)		630	637,089
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.24%, 06/15/41(a)(c)		5,270	5,270,171
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.99%, 06/15/41(a)(c)		2,007	1,999,478
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 8.88%, 06/15/41(a)(c)		2,319	2,321,282
CONE Trust, Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 8.29%, 08/15/41(a)(c)		2,330	2,327,088
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 5.40%, 12/15/30(a)(c)		240	236,191
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.87%, 10/15/37(a)(c)		1,134	1,057,847
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 5.66%, 11/15/38(a)(c)		1,020	1,015,622
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 6.01%, 11/15/38(a)(c)		649	642,549

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)	USD	1,929	$ 2,002,227
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.97%, 12/15/52		2,990	2,697,479
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(c)		7,600	7,385,447
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1-mo. CME Term SOFR + 0.89%), 5.29%, 06/15/33(a)(c)		5,000	4,665,625
Series 2018-BIOD, Class D, (1-mo. CME Term SOFR + 1.60%), 5.99%, 05/15/35(a)(c)		2,625	2,588,906
Series 2018-BIOD, Class F, (1-mo. CME Term SOFR + 2.30%), 6.69%, 05/15/35(a)(c)		2,505	2,480,919
Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 6.28%, 08/15/34(a)(c)		2,050	2,058,985
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(c)		1,613	1,631,265
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 6.14%, 04/15/37(a)(c)		2,423	2,424,511
DC Trust
Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(c)		1,110	1,117,184
Series 2024-HLTN, Class F, 10.31%, 04/13/40(a)(c)		2,932	2,971,734
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.90%, 03/15/34(a)(c)		2,860	2,867,150
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 8.40%, 03/15/34(a)(c)		8,186	8,221,381
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(c)		3,350	3,382,351
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(c)		3,350	3,382,351
Series 2024-ELM, Class E10, 7.79%, 06/10/39(a)(c)		4,157	4,188,612
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 7.63%, 11/15/38(a)(c)		660	660,275
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(c)		23,949	23,946,105
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 6.76%, 07/15/38(a)(c)		3,386	3,394,224
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 7.36%, 07/15/38(a)(c)		2,487	2,499,790
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 8.21%, 07/15/38(a)(c)		9,036	9,080,525
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, 10/10/41(a)(c)		1,093	1,076,032
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class A, (1-mo. CME Term SOFR + 1.45%), 5.94%, 12/15/39(a)(c)		10,093	10,108,770
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 8.74%, 12/15/39(a)(c)		315	316,969
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 10.14%, 12/15/39(a)(c)		2,672	2,699,746
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)		2,150	2,074,792
Series 2018-W5FX, Class CFX, 3.66%, 04/25/28(a)(c)		4,100	3,667,802
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(c)	USD	2,905	$ 2,636,202
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 03/15/39(a)(c)		1,914	1,916,991
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)		4,100	3,920,131
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.40%, 07/10/48(c)		881	857,725
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,913,928
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,364,460
Series 2019-GSA1, Class C, 3.80%, 11/10/52(c)		2,530	2,203,625
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 5.40%, 11/15/36(a)(c)		1,970	1,963,427
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 6.59%, 08/15/39(a)(c)		3,415	3,418,193
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.49%, 03/15/28(a)(c)		5,707	5,728,401
Series 2023-SHIP, Class A, 4.32%, 09/10/38(a)(c)		1,322	1,304,860
Series 2023-SHIP, Class C, 5.51%, 09/10/38(a)(c)		1,000	995,553
Series 2023-SHIP, Class E, 7.43%, 09/10/38(a)(c)		11,123	11,202,402
Series 2024-RVR, Class E, 7.47%, 08/10/41(a)(c)		1,263	1,243,543
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 05/15/41(a)(c)		11,768	11,812,130
Harvest Commercial Capital Loan Trust
Series 2019-1, Class M5, 5.73%, 09/25/46(a)(c)		1,536	1,403,823
Series 2020-1, Class M4, 5.96%, 04/25/52(a)(c)		669	608,939
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. CME Term SOFR + 2.27%), 6.67%, 09/19/38(a)(c)		642	642,493
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 6.24%, 10/15/41(a)(c)		2,400	2,412,742
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 8.04%, 10/15/41(a)(c)		900	902,810
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 05/15/37(a)(c)		3,695	3,696,156
Series 2024-ORL, Class C, (1-mo. CME Term SOFR + 2.44%), 6.84%, 05/15/37(a)(c)		1,426	1,426,000
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 7.59%, 05/15/37(a)(c)		4,173	4,140,423
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 6.79%, 07/15/39(a)(c)		688	688,089
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 06/15/41(a)(c)		2,096	2,099,930
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 5.66%, 10/15/36(a)(c)		13,232	13,033,224
Houston Galleria Mall Trust, Series 2015-HGLR, Class D, 3.98%, 03/05/37(a)		578	570,865
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 5.88%, 05/10/39(a)(c)		1,380	1,387,202
Series 2024-T53, Class E, 10.26%, 05/10/39(a)(c)		3,538	3,615,372

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(c)	USD	712	$ 554,206
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 6.64%, 10/15/39(a)(c)		6,218	6,235,488
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 6.89%, 08/15/39(a)(c)		3,483	3,485,177
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 6.14%, 11/15/41(a)(c)		3,510	3,508,903
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.14%, 12/15/48(a)(c)		507	449,636
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		111	105,987
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,538,539
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(c)		2,073	1,979,010
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 5.65%, 06/15/35(a)(c)		1,036	899,191
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 7.53%, 10/15/33(a)(c)		700	581,590
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 5.56%, 04/15/38(a)(c)		277	276,768
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 7.21%, 04/15/38(a)(c)		3,101	3,104,876
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 7.94%, 04/15/37(a)(c)		2,978	2,568,585
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(c)		2,061	1,654,390
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(c)		7,170	7,148,991
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(c)		5,319	5,280,430
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(c)		6,096	6,050,512
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(c)		5,223	5,201,255
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(c)		1,660	1,680,253
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 6.02%, 06/15/39(a)(c)		10,813	10,816,379
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 7.59%, 06/15/39(a)(c)		1,506	1,510,605
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 6.12%, 12/15/39(a)(c)		3,710	3,704,202
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 10/15/41(a)(c)		2,340	2,341,462
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 7.04%, 10/15/41(a)(c)		592	592,370
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 5.99%, 06/15/39(a)(c)		10,030	10,042,537
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 8.83%, 06/15/39(a)(c)		690	689,022
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-2A, Class M1, (1-mo. CME Term SOFR + 0.51%), 4.85%, 06/25/37(a)(c)	USD	151	$ 149,452
Series 2007-3A, Class M2, (1-mo. CME Term SOFR + 2.11%), 6.45%, 10/25/37(a)(c)		3,340	2,913,758
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.09%, 08/15/40(a)(c)		1,281	1,300,428
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 6.19%, 12/15/41(a)(c)		2,354	2,365,770
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 6.16%, 02/15/37(a)(c)		191	191,486
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 9.05%, 02/15/37(a)(c)		1,378	1,381,118
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		2,250	2,270,031
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		2,080	2,096,783
MF1 LLC, Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 6.10%, 03/19/39(a)(c)		1,010	1,012,522
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 5.31%, 04/15/38(a)(c)		1,524	1,523,513
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 7.11%, 04/15/38(a)(c)		182	182,514
MHP
Series 2021-STOR, Class A, (1-mo. CME Term SOFR + 0.81%), 5.21%, 07/15/38(a)(c)		1,105	1,103,964
Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 7.26%, 07/15/38(a)(c)		3,426	3,413,152
Series 2021-STOR, Class J, (1-mo. CME Term SOFR + 4.06%), 8.46%, 07/15/38(a)(c)		1,917	1,904,181
MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(c)		3,089	3,309,246
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		1,978	2,048,917
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,438,352
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,030,782
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		2,000	1,985,202
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 11.60%, 11/15/34(a)(c)		939	895,534
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,256,780
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		2,184	1,425,412
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		470	357,428
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,742,473
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	4,414,893
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	2,356,334
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(c)		2,304	2,222,937
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(c)		1,364	1,436,823
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.80%, 03/15/39(a)(c)		910	909,147
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A, 3.86%, 04/10/37(a)		1,850	1,554,001
NJ Trust, Series 2023-GSP, Class A, 6.48%, 01/06/29(a)(c)		1,470	1,529,749

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
NYC Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 6.39%, 08/15/29(a)(c)	USD	441	$ 443,922
Series 2024-3ELV, Class C, (1-mo. CME Term SOFR + 2.84%), 7.24%, 08/15/29(a)(c)		405	407,827
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 8.24%, 08/15/29(a)(c)		1,564	1,577,576
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,661,927
Series 2017-OT, Class D, 3.95%, 05/10/39(a)(c)		1,080	843,204
Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)		498	366,964
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,930	1,685,429
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,127	977,080
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 5.46%, 01/15/36(a)(c)		1,035	987,131
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.76%, 01/15/36(a)(c)		2,142	2,013,480
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 6.01%, 01/15/36(a)(c)		1,338	1,245,680
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 7.49%, 11/15/40(a)(c)		1,578	1,589,351
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.99%, 12/15/39(a)(c)		3,090	3,090,000
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 6.29%, 06/15/39(a)(c)		1,754	1,753,999
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. CME Term SOFR + 3.46%), 7.86%, 07/15/38(a)(c)		900	518,722
Series 2021-MF, Class G, (1-mo. CME Term SOFR + 4.46%), 8.86%, 07/15/38(a)(c)		1,967	560,795
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 6.89%, 10/25/39(a)(c)		3,717	3,732,875
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 6.81%, 06/25/37(a)(c)		412	412,847
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 6.71%, 10/25/39(a)(c)		1,623	1,626,713
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 6.65%, 01/19/37(a)(c)		5,654	5,691,028
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		3,877	3,866,192
Series 2024-CNTR, Class E, 8.82%, 11/13/41(a)		3,977	4,111,959
SCG Mortgage Trust, Series 2024-MSP, Class A, (1-mo. CME Term SOFR + 1.74%), 6.14%, 04/15/41(a)(c)		2,750	2,751,713
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 11/15/34(a)(c)		2,930	2,933,624
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 8.59%, 11/15/34(a)(c)		3,007	3,005,555
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 9.58%, 11/15/34(a)(c)		435	434,769
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		1,000	936,386
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(c)	USD	3,391	$ 2,730,487
SHER Trust, Series 2024-DAL, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 04/15/37(a)(c)		1,935	1,930,162
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 6.35%, 10/15/41(a)(c)		6,747	6,795,460
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 8.00%, 10/15/41(a)(c)		2,720	2,743,575
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.85%, 10/15/41(a)(c)		1,836	1,854,188
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		3,500	2,939,334
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 7.14%, 11/15/38(a)(c)		2,832	2,839,315
Series 2021-MFP2, Class A, (1-mo. CME Term SOFR + 0.94%), 5.33%, 11/15/36(a)(c)		5,000	4,987,500
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 7.13%, 11/15/36(a)(c)		1,136	1,136,710
STWD Trust
Series 2021-FLWR, Class A, (1-mo. CME Term SOFR + 0.69%), 5.09%, 07/15/36(a)(c)		1,446	1,444,193
Series 2021-FLWR, Class B, (1-mo. CME Term SOFR + 1.04%), 5.44%, 07/15/36(a)(c)		2,000	1,997,500
Series 2021-FLWR, Class E, (1-mo. CME Term SOFR + 2.04%), 6.44%, 07/15/36(a)(c)		1,738	1,735,827
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 5.74%, 12/15/39(a)(c)		8,232	8,226,855
Series 2024-DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 7.24%, 12/15/39(a)(c)		387	386,755
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(a)(c)		1,122	1,145,638
TTAN
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.96%), 5.36%, 03/15/38(a)(c)		4,203	4,201,515
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.01%), 7.41%, 03/15/38(a)(c)		2,815	2,812,944
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(c)		1,340	1,397,297
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(c)		765	714,520
VEGAS Trust
Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(c)		5,520	5,293,172
Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(c)		12,440	11,342,817
Series 2024-TI, Class A, 5.52%, 11/10/39(a)		4,410	4,421,182
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(c)		1,495	1,198,463
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(c)		149	131,374
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)		1,004	879,658
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)		1,092	929,346
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)		1,117	918,988
Series 2019-3, Class M6, 6.03%, 10/25/49(a)(c)		561	451,108
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(c)		2,194	2,031,054
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(c)		1,777	1,322,795
Series 2021-1, Class M6, 5.03%, 05/25/51(a)(c)		2,068	1,428,487
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(c)		2,359	1,971,053

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)	USD	6,381	$ 5,617,039
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,074	829,427
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(c)		5,411	4,130,224
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		1,035	1,017,749
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(c)		887	848,690
Series 2023-2, Class A, 6.22%, 05/25/53(a)(c)		633	630,781
Series 2024-1, Class A, 6.55%, 01/25/54(a)(c)		3,673	3,685,866
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(c)		356	356,524
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(c)		409	412,265
Series 2024-2, Class M3, 8.02%, 04/25/54(a)(c)		1,733	1,737,536
Series 2024-2, Class M4, 10.71%, 04/25/54(a)(c)		3,280	3,297,385
Series 2024-3, Class M2, 7.23%, 06/25/54(a)(c)		1,687	1,690,233
Series 2024-5, Class A, 5.49%, 10/25/54(a)(c)		1,603	1,582,293
Series 2024-5, Class M2, 5.96%, 10/25/54(a)(c)		527	516,162
Series 2024-5, Class M3, 6.76%, 10/25/54(a)(c)		894	877,042
Series 2024-5, Class M4, 9.53%, 10/25/54(a)(c)		554	543,274
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(c)		850	842,371
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(c)		1,555	1,542,923
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(c)		983	976,023
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		1,000	932,269
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)		1,190	1,060,542
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,597,275
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		354	290,625
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,879,068
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	908,311
Series 2021-C59, Class A4, 2.34%, 04/15/54		5,000	4,271,962
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 5.71%, 05/15/31(a)(c)		4,660	4,580,195
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(c)		395	395,930
Series 2024-5C2, Class A3, 5.92%, 11/15/57(c)		3,700	3,812,003
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		3,055	3,090,366
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		1,945	1,926,829
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		2,628	2,606,856
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.19%, 11/15/27(a)(c)		3,829	3,865,995
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 7.83%, 11/15/27(a)(c)		1,435	1,443,072
			915,937,110
Interest Only Collateralized Mortgage Obligations — 0.3%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)(e)		8,226	298,730
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(c)		18,922	278,550
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(c)		13,984	834,629
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(c)(e)		25,506	1,025,687
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(c)(e)		38,813	1,905,304
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		29,338	799,537
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		17,097	317,962
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		7,873	334,516
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)	USD	3,195	$ 87,062
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		57,502	810,668
JPMorgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(a)(c)(e)		9,390	1,625,566
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.95%, 02/25/38(a)(c)		9,320	2,037,856
			10,356,067
Interest Only Commercial Mortgage-Backed Securities — 0.5%
BANK
Series 2019-BN22, Class XA, 0.58%, 11/15/62(c)		38,043	934,271
Series 2019-BN22, Class XB, 0.14%, 11/15/62(c)		85,561	612,343
Series 2020-BN28, Class XB, 0.98%, 03/15/63(c)		29,820	1,440,682
BBCMS Trust, Series 2015-SRCH, Class XB, 0.20%, 08/10/35(a)(c)		12,500	59,451
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.07%, 08/15/52(c)		35,160	1,121,421
Series 2019-B9, Class XA, 1.01%, 03/15/52(c)		14,859	504,006
Series 2020-B17, Class XB, 0.53%, 03/15/53(c)		17,599	351,028
Series 2020-B19, Class XA, 1.76%, 09/15/53(c)		23,416	1,230,817
Series 2021-B23, Class XA, 1.26%, 02/15/54(c)		18,185	950,982
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(c)		8,063	388,433
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(c)		62,648	588,876
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.61%, 08/15/57(c)		38,390	800,600
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.54%, 06/15/52(c)		9,483	522,210
Series 2019-C17, Class XA, 1.32%, 09/15/52(c)		3,666	174,183
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(c)		11,214	229,025
ELM Trust
Series 2024-ELM, Class XP10, 0.23%, 06/10/39(a)(c)		33,570	107,692
Series 2024-ELM, Class XP15, 1.56%, 06/10/39(a)(c)		30,405	646,973
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		144,016	1,440
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		8,570	97,105
Series 2017-C5, Class XB, 0.25%, 03/15/50(c)		30,000	199,956
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		17,400	175,825
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.84%, 03/10/50(a)(c)		8,320	108,905
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		11,446	189,111
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.20%, 12/15/47(a)(c)		220	2,719
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.14%, 06/15/50(a)(c)		8,625	388,908
Series 2019-L2, Class XA, 1.00%, 03/15/52(c)		10,574	361,531
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(c)		34,030	2,089,071

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)	USD	28,100	$ 213,639
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)(e)		91,391	284,582
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(c)		18,278	47,724
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.44%, 10/15/52(c)		8,597	461,202
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.60%, 04/15/50(c)		7,000	7,769
Series 2016-BNK1, Class XD, 1.24%, 08/15/49(a)(c)		1,000	16,329
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(c)		24,115	227,465
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 0.50%, 08/15/47(c)		275	544
			15,536,818
Total Non-Agency Mortgage-Backed Securities — 48.7% (Cost: $1,666,217,191)			1,608,287,146
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac
Series 2024-P015, Class A1, 4.31%, 11/25/32(c)		2,445	2,302,749
Series KJ48, Class A2, 5.03%, 10/25/31		1,413	1,418,284
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(c)		805	754,686
Series 2023-119, Class AD, 2.25%, 04/16/65		1,432	1,135,004
Series 2023-50, Class AC, 3.25%, 09/16/63(c)		798	710,124
			6,320,847
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K116, Class X1, 1.42%, 07/25/30(c)		23,655	1,442,853
Series KL05, Class X1P, 0.89%, 06/25/29(c)		12,845	454,141
Ginnie Mae
Series 2016-36, Class IO, 0.66%, 08/16/57(c)		2,584	72,327
Series 2017-24, Class IO, 0.74%, 12/16/56(c)		9,780	305,256
			2,274,577
Mortgage-Backed Securities — 0.1%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		3,533	3,608,116
Total U.S. Government Sponsored Agency Securities — 0.4% (Cost: $12,974,527)			12,203,540
Total Long-Term Investments — 98.7% (Cost: $3,358,253,972)			3,256,594,188
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.3%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.33%(l)	75,855,559	$ 75,855,559
Total Short-Term Securities — 2.3% (Cost: $75,855,559)		75,855,559
Total Investments Before TBA Sale Commitments — 101.0% (Cost: $3,434,109,531)		3,332,449,747
		Par (000)
TBA Sale Commitments(m)
Mortgage-Backed Securities — (0.7)%
Uniform Mortgage-Backed Securities
2.00%, 01/01/55	USD	(4,579)	(3,561,961)
2.50%, 01/01/55		(22,139)	(18,029,448)
Total TBA Sale Commitments — (0.7)% (Proceeds: $(22,309,610))			(21,591,409)
Total Investments Net of TBA Sale Commitments — 100.3% (Cost: $3,411,799,921)			3,310,858,338
Liabilities in Excess of Other Assets — (0.3)%			(10,078,303)
Net Assets — 100.0%			$ 3,300,780,035
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Zero-coupon bond.
(f)	When-issued security.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Perpetual security with no stated maturity date.
(k)	Rounds to less than 1,000.
(l)	Annualized 7-day yield as of period end.
(m)	Represents or includes a TBA transaction.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,706,337	EUR	9,208,000	UBS AG	03/19/25	$ 135,028

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 22,207	$ 4,226	$ 17,981
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	8,407	3,667	4,740
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	4,283	1,334	2,949
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—
							$ 34,897	$ 9,227	$ 25,670
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	220	$ (34,898)	$ (23,469)	$ (11,429)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(175,275)	(74,835)	(100,440)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(87,637)	(45,135)	(42,502)
								$ (297,810)	$ (143,439)	$ (154,371)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,604,095,372	$ 21,948,056	$ 1,626,043,428
Corporate Bonds	—	79,685	—	79,685
Floating Rate Loan Interests	—	—	9,980,389	9,980,389
Non-Agency Mortgage-Backed Securities	—	1,606,220,248	2,066,898	1,608,287,146
U.S. Government Sponsored Agency Securities	—	12,203,540	—	12,203,540
Short-Term Securities
Money Market Funds	75,855,559	—	—	75,855,559
Liabilities
TBA Sale Commitments	—	(21,591,409)	—	(21,591,409)
	$ 75,855,559	$ 3,201,007,436	$ 33,995,343	$ 3,310,858,338
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 25,670	$ —	$ 25,670
Foreign Currency Exchange Contracts	—	135,028	—	135,028
Liabilities
Credit Contracts	—	(154,371)	—	(154,371)
	$ —	$ 6,327	$ —	$ 6,327
(a)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening Balance, as of March 31, 2024	$ 9,304,373	$ —(a)	$ 14,990,234	$ 3,559,253	$ 27,853,860
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	(857,540)	(857,540)
Accrued discounts/premiums	—	—	3,783	57,734	61,517
Net realized gain (loss)	—	—	(36,031)	—	(36,031)
Net change in unrealized appreciation (depreciation)(b)	243,683	—	(354,384)	(28,249)	(138,950)
Purchases	12,400,000	—	—	163,046	12,563,046
Sales	—	—	(4,623,213)	(827,346)	(5,450,559)
Closing Balance, as of December 31, 2024	$ 21,948,056	$ —(a)	$ 9,980,389	$ 2,066,898	$ 33,995,343
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024(b)	$ 243,683	$ —	$ (353,899)	$ (28,249)	$ (138,465)

(a)	Rounds to less than $1.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A  significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
EUR	Euro
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series A Portfolio
Portfolio Abbreviation
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced